UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06652

Julius Baer Investment Funds
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY		10017
(Address of principal executive offices)		(Zip code)

Anthony Williams c/o Artio Global Management LLC 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 297-3600

Date of fiscal year end:	October 31

Date of reporting period:	July 31

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—91.0%

			United States—38.1%
6,710			3M Co (1)	$472,317
8,840			Abbott Laboratories	498,046
6,762			Abercrombie & Fitch-Class A (1)	373,398
17,795			Aecom Technology (1)(2)	506,624
8,360			American Tower-Class A (2)	350,284
5,540			Anheuser-Busch Cos (1)	375,390
3,663			Apple Inc (2)	582,234
25,390			Archer-Daniels-Midland Co (1)	726,916
18,340			AT&T Inc	565,055
4,586			AvalonBay Communities REIT (1)	457,270
18,670			Bank of America (1)	614,243
16,092			Bank of New York Mellon	571,266
4,950			Baxter International	339,620
147			Berkshire Hathaway-Class B (1)(2)	562,863
3,260			Bunge Ltd (1)	322,479
9,445			Burlington Northern Santa Fe (1)	983,508
4,915			Carrizo Oil & Gas (1)(2)	247,421
5,750			Caterpillar Inc (1)	399,740
5,238			Celgene Corp (1)(2)	395,417
7,480			Chesapeake Energy (1)	375,122
5,630			Clorox Co (1)	306,835
16,695			Coach Inc (1)(2)	425,889
9,540			Coca-Cola Co (1)	491,310
5,750			ConocoPhillips (1)	469,315
3,610			Consol Energy (1)	268,548
8,520			Constellation Energy (1)	708,523
12,027			Cooper Industries (1)	507,179
8,250			Costco Wholesale (1)	517,110
6,803			CR Bard (1)	631,591
3,500			Devon Energy	332,115
8,570			Dow Chemical (1)	285,467
5,880			E.I. du Pont de Nemours (1)	257,603
5,620			Emerson Electric (1)	273,694
6,630			Exelon Corp	521,251
8,170			Exxon Mobil	657,113
5,680			Fluor Corp (1)	462,068
6,083			Genentech Inc (1)(2)	579,406
6,050			Gen-Probe Inc (1)(2)	322,586
4,950			Gilead Sciences (1)(2)	267,201
2,621			Goldman Sachs (1)	482,369
1,194			Google Inc - Class A (2)	565,657
5,700			Hess Corp	577,980
23,780			Intel Corp	527,678
22,360			Jarden Corp (1)(2)	537,311
12,810			JPMorgan Chase (1)	520,470
4,310			Kellogg Co (1)	228,689
11,640			Life Time Fitness (1)(2)	346,756
10,746			Macquarie Infrastructure (1)	240,925
16,170			Maxim Integrated Products (1)	317,579
9,048			Medco Health Solutions (1)(2)	448,600
20,640			Microsoft Corp (1)	530,861
3,970			Middleby Corp (1)(2)	185,796
1,810			Mosaic Co	230,250
4,030			National-Oilwell Varco (1)(2)	316,879
4,090			Newmont Mining (1)	196,156
8,182			NII Holdings (1)(2)	447,228
5,650			Noble Corp	293,066
9,757			Nordstrom Inc (1)	280,416
24,520			Nvidia Corp (2)	280,509
4,460			Peabody Energy (1)	301,719
30,993			Pfizer Inc (1)	578,639
4,980			PNC Financial Services (1)	355,024
7,548			Procter & Gamble (1)	494,243
13,220			QUALCOMM Inc	731,595

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			United States—Continued
94,350			RF Micro Devices (1)(2)	$308,525
24,780			Sotheby’s (1)	687,397
6,899			State Street	494,244
5,030			Target Corp (1)	227,507
20,630			Texas Instruments (1)	502,959
7,330			Thermo Fisher Scientific (1)(2)	443,612
11,636			Tiffany & Co (1)	439,724
6,893			Ultra Petroleum (1)(2)	492,022
9,084			Union Pacific (1)	748,885
24,600			United Natural Foods (1)(2)	472,812
9,800			Verizon Communications (1)	333,592
5,750			Vulcan Materials (1)	369,092
10,060			Walgreen Co (1)	345,460
15,224			Walt Disney (1)	462,048
12,620			Wells Fargo (1)	382,007
15,765			Whole Foods Market (1)	349,510
7,210			Zimmer Holdings (1)(2)	496,841
				35,576,649
			France—6.6%
1,673			Aeroports de Paris (3)	144,736
2,492			Air Liquide (3)	327,031
2,442			Alstom SA (3)	275,206
3,180			BNP Paribas (3)	315,831
2,608			Bouygues SA (3)	167,914
1,742			Compagnie de Saint-Gobain (3)	108,313
4,804			Electricite de France (3)	416,648
6,052			France Telecom (3)	192,208
1,627			Lafarge SA (3)	221,124
8,332			LVMH Moet Hennessy Louis Vuitton (3)	919,690
4,794			Pernod-Ricard SA (3)	417,050
4,697			PPR (3)	508,919
3,180			Remy Cointreau (3)	156,458
5,371			Sanofi-Aventis SA (3)	377,031
7,756			Suez SA (3)	463,213
11,104			Total SA (3)	851,554
4,909			Vinci SA (3)	277,376
				6,140,302
			Japan—5.1%
3,460			Acom Co (3)	100,770
10,760			Bank of Yokohama (3)	68,857
2,817			Canon Inc (3)	128,488
19			Central Japan Railway (3)	192,691
4,032			Daikin Industries (3)	170,623
2,281			Denso Corp (3)	59,053
26			East Japan Railway (3)	203,096
1,600			Fanuc Ltd (3)	125,480
2,540			Honda Motor (3)	81,059
10,079			ITOCHU Corp (3)	98,675
40			Japan Tobacco (3)	186,828
900			JFE Holdings (3)	43,385
29			KDDI Corp (3)	165,889
14,190			Komatsu Ltd (3)	349,138
2,665			Makita Corp (3)	91,155
3,451			Matsushita Electric Industrial (3)	72,974
25,175			Mitsubishi Electric (3)	243,743
16,618			Mitsubishi UFJ Financial (3)	146,156
1,724			Mitsui Fudosan (3)	38,637
11			Mizuho Financial (3)	52,577
810			Nidec Corp (3)	57,311
954			Nintendo Co (3)	459,186
10,144			Nippon Electric Glass (3)	148,884
1,560			Nitto Denko (3)	44,541
3,148			Nomura Holdings (3)	45,327

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			Japan—Continued
46			NTT DoCoMo (3)	$74,012
3,717			Promise Co (1)(3)	94,595
1,130			Shin-Etsu Chemical (3)	69,071
6,260			Sony Corp (3)	235,337
16			Sumitomo Mitsui Financial (3)	123,044
4,936			Sumitomo Trust & Banking (3)	33,632
2,570			Suruga Bank (1)(3)	31,970
4,393			Suzuki Motor (1)(3)	95,232
12,098			Toyota Motor (3)	518,885
1,325			Yamada Denki (3)	89,325
3,192			Yamaha Motor (3)	53,684
				4,793,310
			Switzerland—4.5%
10,189			ABB Ltd - Registered (2)	268,336
1,452			BKW FMB Energie	180,138
14,822			Compagnie Financiere Richemont (Unit)	888,914
380			Flughafen Zuerich - Registered	132,156
2,545			Holcim Ltd - Registered	181,215
14,730			Nestle SA - Registered	645,182
8,334			Novartis AG - Registered	493,716
3,824			Roche Holding	705,768
75			SGS SA - Registered	105,340
1,212			Swatch Group	280,569
6,670			UBS AG - Registered (2)	127,560
2,830			Xstrata PLC (3)	202,745
				4,211,639
			Poland—4.2%
6,410			Bank Handlowy w Warszawie (3)	244,976
61,881			Bank Millennium (3)	222,131
11,336			Bank Pekao (3)	1,036,651
3,960			Bank Zachodni WBK (3)	310,238
1,055			BRE Bank (3)(2)	197,324
410			ING Bank Slaski (3)	94,897
50,871			PKO Bank Polski (3)	1,286,478
49,915			Telekomunikacja Polska (3)	554,304
				3,946,999
			Germany—4.0%
3,400			Bayer AG (3)	293,934
4,463			Commerzbank AG (3)	144,403
2,941			Daimler AG - Registered (3)	170,691
816			Deutsche Boerse (3)	93,066
2,378			E.ON AG (3)	453,862
9,590			Fraport AG (3)	585,451
1,853			Fresenius Medical Care (3)	102,470
6,326			Fresenius SE (3)	553,233
2,660			Hamburger Hafen und Logistik (3)(4)	173,378
4,777			Henkel KGaA (3)	183,129

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			Germany—Continued
11,014			Rhoen-Klinikum AG (3)	$354,692
4,844			Siemens AG - Registered (3)	594,389
				3,702,698
			United Kingdom—3.9%
6,381			Anglo American (3)	365,583
61,087			BP PLC (3)	627,027
15,697			Cadbury PLC (3)	185,217
33,467			Diageo PLC (3)	581,740
14,133			GlaxoSmithKline PLC (3)	328,821
3,780			Reckitt Benckiser (3)	206,476
18,698			Rolls-Royce Group (2)(3)	131,619
26,902			Royal Bank of Scotland (3)	112,502
10,148			Smith & Nephew (3)	108,145
60,963			Tesco PLC (3)	432,884
221,789			Vodafone Group (3)	595,124
				3,675,138
			Hungary—3.8%
100,745			Magyar Telekom Telecommunications (3)	557,968
397			MOL Hungarian Oil and Gas (3)	55,016
57,616			OTP Bank (3)	2,678,399
1,008			Richter Gedeon (3)	231,366
				3,522,749
			Czech Republic—2.2%
8,127			Komercni Banka (5)	2,066,119

			Australia—2.0%
7,745			BHP Billiton (3)	288,955
5,084			BHP Billiton (3)	169,553
148,592			Macquarie Airports (3)	392,374
6,207			Newcrest Mining (3)	172,209
4,038			Rio Tinto (3)	465,730
3,760			Rio Tinto (3)	394,066
				1,882,887
			Austria—1.8%
4,562			Erste Group Bank (1)(3)	292,833
2,086			Flughafen Wien (3)	176,944
15,054			Immoeast AG (2)(3)	107,792
1,240			Oesterreichische Elektrizitaetswirtschafts - Class A (3)	98,797
4,223			OMV AG (3)	291,078
3,145			Raiffeisen International Bank (3)	392,435
3,387			Vienna Insurance (3)	226,066
1,600			Wienerberger AG (3)	42,875
				1,628,820
			Russia—1.7%
13,625			AvtoVAZ Sponsored GDR (3)	69,775
10,425			Gazprom OAO Sponsored ADR	502,485
10,059			NovaTek OAO	76,951
5,520			Novorossiysk Sea Trade Port Sponsored GDR (4)	74,520
1			Open Investments (2)	305
1,545			Polyus Gold Sponsored ADR (1)	31,557
24,493			Rosneft Oil Sponsored GDR (2)(3)	260,165
1,609,956			RusHydro (2)	106,257
43,904			Sberbank	130,834
12,234			Sistema-Hals Sponsored GDR (2)(4)	68,510
3,070			Uralkali (2)	34,231
780			Uralkali Sponsored GDR (4)	43,485
1			VolgaTelecom Sponsored ADR	7
18,799			VTB Bank Sponsored GDR (4)	131,405
1,419			X 5 Retail - Sponsored GDR Registered (2)(3)	42,280
				1,572,767
			Canada—1.6%
28,917			Ivanhoe Mines (2)	325,953
1,370			OPTI Canada (2)	25,969
2,510			Petro-Canada	115,667
877			Potash Corp of Saskatchewan	179,898
2,100			Research In Motion (1)(2)	257,922
8,360			Suncor Energy	453,725
4,650			Talisman Energy	83,020
17,550			UTS Energy (2)	87,275
				1,529,429
			Spain—1.2%
7,640			Banco Bilbao Vizcaya Argentaria (3)	139,800
21,630			EDP Renovaveis (2)	217,001
13,970			Iberdrola Renovables (2)(3)	92,566

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			Spain—Continued
17,630			Iberdrola SA (3)	$239,458
15,017			Telefonica SA (3)	391,315
				1,080,140
			Finland—1.1%
10,164			Fortum Oyj (3)	449,260
9,938			Nokia Oyj (3)	271,711
9,544			Orion Oyj - Class B (3)	195,886
1,460			Outotec Oyj (3)	74,833
4,095			YIT Oyj (3)	69,684
				1,061,374
			Norway—0.9%
4,390			Aker Solutions (3)	103,492
15,623			DnB NOR (3)	199,171
16,273			StatoilHydro ASA (3)	527,718
				830,381
			Netherlands—0.9%
17,395			KKR Private Equity Investors (Unit) (3)	230,329
10,388			Koninklijke (Royal) KPN (1)(3)	181,031
14,747			Unilever NV (3)	407,769
				819,129
			Belgium—0.9%
5,742			InBev NV (3)	386,664
5,390			KBC Ancora (3)	430,309
				816,973
			Denmark—0.9%
3,829			Carlsberg A/S - Class B (3)	310,726
4,491			Novo Nordisk - Class B (3)	285,778
1,465			Vestas Wind Systems (2)(3)	192,644
				789,148
			Italy—0.8%
9,380			Banca Popolare di Milano (3)	94,386
8,181			Buzzi Unicem (3)	172,332
11,886			Credito Emiliano (3)	105,453
31,650			Intesa Sanpaolo (3)	166,161
5,580			Mediobanca SpA (3)	81,144
16,411			UniCredit SpA (3)	97,819
				717,295
			Sweden—0.7%
2,434			Getinge AB - Class B (3)	56,586
25,566			Nordea Bank (3)	364,718
4,869			Swedbank AB (1)(3)	101,814
14,229			TeliaSonera AB (3)	108,379
				631,497
			Romania—0.6%
27,161			BRD-Groupe Societe Generale	225,452
1,638,623			SNP Petrom	334,584
				560,036
			Cyprus—0.4%
17,704			Bank of Cyprus Public (3)	234,528
24,140			Marfin Popular Bank Public (3)	171,674
				406,202
			Hong Kong—0.4%
51,097			China Merchants Holdings International (3)	194,618
440			GOME Electrical Appliances (3)	183
6,420			Melco Crown Entertainment Sponsored ADR (1)(2)	39,676

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			Hong Kong—Continued
185,119			Shun Tak (3)	$145,315
				379,792
			India—0.4%
3,460			ICICI Bank	51,792
1,830			Oil & Natural Gas	42,822
4,065			State Bank of India GDR (3)	266,882
				361,496
			Ukraine—0.3%
522,010			Raiffeisen Bank Aval (2)	77,169
532,480			Ukrsotsbank JSCB (2)	80,428
1,010,469			UkrTelecom (2)	137,039
				294,636
			Portugal—0.3%
16,786			Energias de Portugal (3)	91,620
24,540			Jeronimo Martins (3)	199,182
				290,802
			China—0.3%
326,952			Beijing Capital International Airport - Class H (3)	269,045

			Lebanon—0.2%
6,130			SOLIDERE - Class A	222,274

			Multinational—0.2%
1,329			Central European Media Enterprises - Class A (1)(2)	110,639
1,280			Millicom International Cellular	99,047
				209,686
			Greece—0.2%
37,120			Alapis Holding Industrial and Commercial (3)	96,889
4,421			Hellenic Telecommunications Organization (3)	92,467
				189,356
			Ireland—0.2%
27,302			Dragon Oil (2)(3)	158,425

			Mexico—0.2%
2,981			Fomento Economico Mexicano Sponsored ADR	136,709

			New Zealand—0.1%
72,540			Auckland International Airport (3)	108,021

			Chile—0.1%
1,950			Sociedad Quimica y Minera de Chile Sponsored ADR	79,813

			South Korea—0.1%
134			Samsung Electronics (3)	74,589

			Croatia—0.1%
1,190			Hrvatske Telekomunikacije Sponsored GDR (1)(4)	72,608

			Turkey—0.0%
1			Anadolu Anonim Turk Sigorta Sirketi	1
12,304			Turkiye Garanti Bankasi (2)(3)	41,308
				41,309
			TOTAL COMMON STOCKS (Cost $ 90,256,481)	84,850,242

EQUITY LINKED NOTES—1.2%

			India—0.7%
191			Bharti Airtel, Issued by CLSA, Expires 05/31/2010 (2)(4)	3,589
11,873			ICICI Bank, Issued by Citigroup, Expires 10/24/2012 (4)	176,077
3,205			Mahindra & Mahindra, Issued by CLSA, Expires 06/28/2010 (2)(4)	39,421
2,780			Oil & Natural Gas, Issued by CLSA, Expires 05/13/2010 (4)	65,163
9,478			State Bank of India, Issued by CLSA, Expires 05/13/2010 (2)(4)	317,569
				601,819

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

EQUITY LINKED NOTES—Continued

			Russia—0.4%
4			Unified Energy System Issued by Deutsche Bank AG London-Corporate Action, Expires 12/31/2009 (2)(4)(6)	$—
4			Unified Energy System, Issued by Deutsche Bank AG London-FAR EAST, Expires 12/31/2009 (2)(4)(6)	10,800
4			Unified Energy System, Issued by Deutsche Bank AG London-FSK, Expires 12/31/2009 (2)(4)(6)	53,277
4			Unified Energy System, Issued by Deutsche Bank AG London-InterRAO UES, Expires 12/31/2009 (2)(4)(6)	11,052
4			Unified Energy System, Issued by Deutsche Bank AG London-MRSK HLD, Expires 12/31/2009 (2)(4)(6)	60,000
4			Unified Energy System, Issued by Deutsche Bank AG London-OGK1, Expires 12/31/2009 (2)(4)(6)	26,794
4			Unified Energy System, Issued by Deutsche Bank AG London-OGK2, Expires 12/31/2009 (2)(4)(6)	13,197
4			Unified Energy System, Issued by Deutsche Bank AG London-OGK3, Expires 12/31/2009 (2)(4)(6)	13,408
4			Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (2)(4)(6)	23,334
4			Unified Energy System, Issued by Deutsche Bank AG London-OGK6, Expires 12/31/2009 (2)(4)(6)	13,431
4			Unified Energy System, Issued by Deutsche Bank AG London-OGK7 HYDRO, Expires 12/31/2009 (2)(4)(6)	87,158
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK1, Expires 12/31/2009 (2)(4)(6)	15,599
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK2, Expires 12/31/2009 (2)(4)(6)	5,089
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK3, Expires 12/31/2009 (2)(4)(6)	17,452
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK4, Expires 12/31/2009 (2)(4)(6)	6,854
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK6, Expires 12/31/2009 (2)(4)(6)	4,230
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK7, Expires 12/31/2009 (2)(4)(6)	9,454
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK8, Expires 12/31/2009 (2)(4)(6)	11,255
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK9, Expires 12/31/2009 (2)(4)(6)	5,118
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK10, Expires 12/31/2009 (2)(4)(6)	15,981
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009 (2)(4)(6)	1,930
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK12, Expires 12/31/2009 (2)(4)(6)	3,571
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK13, Expires 12/31/2009 (2)(4)(6)	4,439
4			Unified Energy System, Issued by Deutsche Bank AG London-TGK14, Expires 12/31/2009 (2)(4)(6)	777
				414,200
			Taiwan—0.1%
33,447			Chunghwa Telecom, Issued by Deutsche Bank AG London, Expires 01/11/2018 (2)(4)	84,688
42,639			Tatung Co, Issued by Deutsche Bank AG London, Expires 03/05/2018 (2)(4)	15,239
				99,927
			TOTAL EQUITY LINKED NOTES (Cost $ 1,243,026)	1,115,946

PREFERRED STOCKS—0.6%

			Brazil—0.4%
18,210			Petroleo Brasileiro	417,192

			Russia—0.2%
168			Silvinit (6)	142,800

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

PREFERRED STOCKS—Continued

			Russia—Continued
24,975			URSA Bank	$24,975
				167,775
			Philippines—0.0%
56,604			Ayala Land (2)(6)	128
			TOTAL PREFERRED STOCKS (Cost $ 621,949)	585,095

Face Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.5%

United States—0.5%
500,000	USD	U.S. Treasury Bill 1.50% due 08/14/2008 (7) (Cost $499,709)	499,709

Share Amount

RIGHTS—0.1%

	France—0.1%
7,756	Suez Environnement (2)	55,787

	Cyprus—0.0%
7,694	Bank of Cyprus (2)	—
	TOTAL RIGHTS (Cost $ 48,657)	55,787

INVESTMENT FUND—0.0%

	Romania—0.0%
16,000	SIF 3 Transilvania Brasov (Cost $10,084)	6,889

Face Value

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—26.3%

		United States—26.3%
24,567,512	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $24,567,512)	24,567,512

REPURCHASE AGREEMENT—10.4%

		United States—10.4%
9,731,246	USD	State Street Bank & Trust Repurchase Agreement, dated 07/31/2008, due 08/01/2008 with maturity value of $9,731,489 and an effective yield of 0.90%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.361%, a maturity of 01/01/2035 and an aggregate market value of 9,926,105. (Cost $9,731,246)	9,731,246
		TOTAL INVESTMENTS—130.1% (Cost $126,978,664)	121,412,426
		OTHER ASSETS AND LIABILITIES (Net) —(30.1)%	(28,118,982)

		TOTAL NET ASSETS —100.0%	$93,293,444

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
(1)	All or portion of this security was on loan to brokers at July 31, 2008
(2)	Non-income producing security.
(3)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of Trustees.
(4)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(5)	Affiliated Security
(6)	Illiquid security
(7)	Security has been pledged for futures collateral.
Aggregate cost for federal income tax purposes was $127,160,920.

Glossary of Currencies

USD	— United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2008
Julius Baer Global Equity Fund Inc.

Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
07/27/09	AED	884,200	243,300	243,884	$(584)
09/12/08	AUD	463,720	433,629	434,496	(867)
08/18/08	CHF	382,765	365,299	362,536	2,763
09/02/08	EUR	1,858,046	2,893,987	2,907,266	(13,278)
09/16/08	EUR	1,003,712	1,562,088	1,571,844	(9,755)
09/18/08	EUR	1,095,000	1,703,968	1,714,880	(10,912)
09/22/08	EUR	1,018,842	1,585,098	1,595,354	(10,257)
09/26/08	EUR	540,986	841,467	846,887	(5,420)
09/11/08	HKD	12,285,367	1,575,734	1,576,866	(1,132)
08/19/08	HUF	91,372,587	611,151	588,926	22,225
08/28/08	INR	9,220,212	215,401	219,007	(3,606)
10/29/08	INR	1,084,739	25,112	25,547	(436)
08/20/08	JPY	56,085,910	519,513	537,567	(18,054)
08/04/08	KRW	502,711,248	496,644	493,823	2,821
08/25/08	KRW	252,920,784	249,652	248,351	1,301
09/04/08	KRW	456,568,917	450,496	451,512	(1,016)
10/24/08	KRW	100,591,716	99,061	98,619	442
11/04/08	KRW	46,142,331	45,427	45,532	(105)
08/19/08	PLN	497,902	241,589	238,356	3,232
07/27/09	SAR	902,650	241,753	242,355	(602)
08/07/08	TWD	9,159,165	298,925	302,692	(3,767)
08/18/08	TWD	28,082,824	916,093	926,765	(10,672)
08/21/08	TWD	3,127,570	102,011	103,459	(1,448)
10/16/08	TWD	8,169,756	267,055	270,845	(3,789)
10/21/08	TWD	4,071,065	133,109	135,499	(2,390)
Net unrealized depreciation on forward foreign exchange contracts to buy					$(65,306)

Forward Foreign Exchange Contracts to Sell

	Contracts to Receive				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
09/22/08	CAD	261,843	255,146	256,482	1,336
09/22/08	CZK	4,628,149	301,230	298,044	(3,186)
09/02/08	EUR	3,800,108	5,918,834	5,901,614	(17,219)
09/16/08	EUR	1,003,712	1,562,088	1,540,861	(21,227)
09/18/08	EUR	1,095,000	1,703,968	1,691,556	(12,412)
09/22/08	EUR	1,018,843	1,585,098	1,569,833	(15,265)
09/26/08	EUR	540,986	841,467	840,043	(1,423)
09/18/08	GBP	324,000	639,415	633,420	(5,995)
08/19/08	HUF	91,372,587	611,151	559,788	(51,363)
08/04/08	KRW	502,711,248	496,644	496,996	352
08/21/08	MXN	3,022,968	300,323	287,959	(12,364)
08/19/08	PLN	1,368,571	664,048	618,605	(45,443)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(184,209)

Glossary of Currencies

AED	— United Arab Emirates Dirham
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
SAR	— Saudi Riyal
TWD	— New Taiwan Dollar

Julius Baer Global Equity Fund Inc.
SCHEDULE OF WRITTEN OPTIONS (Unaudited)	July 31, 2008

Written Options

Contracts		Currency	Strike Price	Market Value

250	Potash Corp of Saskatchewan Call, Expires 09/2008	CAD	200	$5,790
550	Sociedad Quimica y Minera De Chi Call, Expires 10/2008	USD	40	3,212
		Total written options (Premiums received $7,179)		$9,002

Glossary of Currencies

CAD – Canadian Dollar

USD – United States Dollar

Julius Baer Funds

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2008

At July 31, 2008, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Financials	20.7%	$19,364,328
Industrials	11.7	10,925,056
Energy	10.1	9,410,629
Consumer Staples	9.9	9,205,935
Healthcare	9.4	8,795,049
Consumer Discretionary	8.7	8,105,628
Information Technology	6.2	5,760,928
Materials	6.0	5,587,780
Telecommunications	5.3	5,005,830
Utilities	4.8	4,452,796
Cash & Cash Equivalents	37.3	34,798,467
Total Investments	130.1	121,412,426
Other Assets and Liabilities (Net)	(30.1)	(28,118,982	)*
Net Assets	100.0%	$93,293,444

*

Other Assets and Liabilities (Net) include the margin requirements for $129,844 and notional market value for futures, which is 0.14% of net assets and $(22,017) in market value for swaps, which is (0.02)% of net assets.

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2008
Julius Baer International Equity Fund

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—77.3%

			France—7.8%
195,707			Accor SA (1)	$13,045,062
497,143			Aeroports de Paris (1)(2)	43,009,268
843,596			Air Liquide (1)(2)	110,707,047
146,250			Alstom SA (1)	16,481,906
954,381			BNP Paribas (1)(2)	94,786,997
722,977			Bouygues SA (1)	46,548,363
438,404			Compagnie de Saint-Gobain (1)(2)	27,258,792
81,434			EDF Energies Nouvelles (1)(2)	5,694,901
1,590,019			Electricite de France (1)(2)	137,901,435
140,060			Eurazeo (1)	14,010,271
2,201,833			France Telecom (1)(2)	69,928,765
501,024			JC Decaux (1)(2)	12,661,035
492,005			Lafarge SA (1)(2)	66,868,083
1,804,033			LVMH Moet Hennessy Louis Vuitton (1)	199,130,005
689,930			Pernod-Ricard SA (1)(2)	60,019,829
190,646			PPR (1)	20,656,456
279,674			Remy Cointreau (1)	13,760,143
582,037			Sanofi-Aventis SA (1)(2)	40,857,524
942,496			Societe Television Francaise 1 (1)(2)	16,105,445
103,045			Sodexo (1)	6,715,239
2,640,553			Suez SA (1)(2)	157,702,351
148,860			Technip SA (1)	12,607,150
3,754,129			Total SA (1)(2)	287,900,229
1,018,882			Vinci SA (1)	57,570,565
302,337			Vivendi (1)	12,640,110
				1,544,566,971
			United Kingdom—5.9%
456,937			AMEC PLC (1)	7,627,044
2,243,311			Anglo American (1)	128,524,890
1,628,031			BAE Systems (1)	14,469,278
20,543,633			BP PLC (1)	210,869,830
3,248,726			BT Group (1)	10,916,430
2,633,297			Burberry Group (1)	23,367,275
1,884,566			Cadbury PLC (1)	22,236,913
2,281,335			Ceres Power (1)(2)(3)	9,811,981
2,654,975			Compass Group (1)	19,106,894
7,744,971			Diageo PLC (1)	134,626,866
2,832,791			GlaxoSmithKline PLC (1)	65,908,269
7,740,844			Highland Gold Mining (1)(3)	24,050,437
334,817			Intertek Group (1)	6,677,674
660,020			Peter Hambro Mining (1)(2)	14,092,692
1,025,404			Reckitt Benckiser (1)	56,010,930
6,164,021			Rolls-Royce Group (1)(3)	43,389,679
7,320,377			Royal Bank of Scotland (1)	30,613,303
5,244,812			Smith & Nephew (1)	55,892,825
11,543,422			Tesco PLC (1)	81,967,166
75,879,402			Vodafone Group (1)	203,606,269
924,334			William Hill (1)	5,721,514
1,045,988			WPP Group (1)	9,949,557
				1,179,437,716
			Japan—5.9%
412,620			Acom Co (1)(2)	12,017,261
465,349			Aeon Credit Service (1)(2)	5,918,616
313,527			Aisin Seiki (1)	8,146,715
361,726			Bank of Kyoto (1)(2)	3,753,593
3,028,686			Bank of Yokohama (1)	19,381,735
994,173			Canon Inc (1)	45,345,755
2,501			Central Japan Railway (1)	25,364,230
1,770,000			Chiba Bank (1)	11,786,972
262,147			Credit Saison (1)(2)	5,475,070
199,300			Daikin Industries (1)	8,433,822
795,458			Daiwa Securities (1)	6,858,561

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—Continued

			Japan—Continued
688,406			Denso Corp (1)	$17,822,153
1,347			Dentsu Inc (1)(2)	2,966,121
4,135			East Japan Railway (1)	32,300,047
282,500			Eisai Co (1)	10,058,331
171,600			Exedy Corp (1)	3,788,186
255,400			Fanuc Ltd (1)	20,029,718
4,086			Fuji Television Network (1)	5,626,352
1,093,000			Gunma Bank (1)(2)	6,779,472
817,852			Honda Motor (1)	26,100,035
263,260			Ibiden Co (1)	7,644,804
1,344,000			Isuzu Motors (1)	5,750,139
1,259,297			ITOCHU Corp (1)	12,328,775
256,000			Japan Airport Terminal (1)(2)	3,708,024
9,717			Japan Tobacco (1)	45,385,168
187,301			JFE Holdings (1)	9,028,854
331,931			JS Group (1)	4,781,677
297,728			JSR Corp (1)	5,275,053
3,345			KDDI Corp (1)	19,134,389
1,224,148			Koito Manufacturing (1)	16,298,253
1,373,800			Komatsu Ltd (1)	33,801,676
581,269			Kubota Corp (1)	3,665,486
100,900			Kyocera Corp (1)(2)	8,683,918
316,112			Makita Corp (1)	10,812,426
1,469,132			Matsushita Electric Industrial (1)(2)	31,065,849
662,997			Mitsubishi Corp (1)	19,189,963
1,582,000			Mitsubishi Electric (1)	15,316,853
5,532,022			Mitsubishi UFJ Financial (1)	48,654,306
779,000			Mitsui & Co (1)	16,148,082
307,022			Mitsui Fudosan (1)	6,880,674
3,671			Mizuho Financial (1)	17,546,499
496,000			Nabtesco Corp (1)	5,620,535
121,500			Nichi-iko Pharmaceutical (1)	3,284,250
89,616			Nidec Corp (1)	6,340,750
171,926			Nintendo Co (1)	82,752,728
1,159,314			Nippon Electric Glass (1)	17,015,337
1,729			Nippon Telegraph & Telephone (1)	8,748,408
400,226			Nissan Motor (1)	3,071,802
161,531			Nitto Denko (1)	4,612,030
697,049			Nomura Holdings (1)	10,036,564
15,923			NTT DoCoMo (1)	25,619,463
119,279			Olympus Corp (1)(2)	3,996,042
454,080			Promise Co (1)(2)	11,555,996
380,000			Ricoh Co (1)	6,105,348
485			Sapporo Hokuyo (1)(2)	3,017,167
64,700			Sawai Pharmaceutical (1)(2)	2,848,175
169,841			Seven & I (1)	5,181,740
479,000			Sharp Corp (1)(2)	6,644,042
214,600			Shin-Etsu Chemical (1)	13,117,305
914,603			Shizuoka Bank (1)	9,770,704
740,708			Sony Corp (1)	27,846,052
443,688			Stanley Electric (1)	9,090,596
1,043,000			Sumitomo Chemical (1)	6,824,800
469,600			Sumitomo Electric Industries (1)(3)	5,700,485
1,502,696			Sumitomo Heavy Industries (1)	9,409,875
2,877,175			Sumitomo Metal Industries (1)	13,731,691
5,091			Sumitomo Mitsui Financial (1)(2)	39,151,044
1,777,653			Sumitomo Trust & Banking (1)	12,112,252
776,000			Suruga Bank (1)(2)	9,653,207
1,529,200			Suzuki Motor (1)(2)	33,150,276
318,800			Takeda Pharmaceutical (1)	16,903,290
59,150			Towa Pharmaceutical (1)(2)	2,168,200
2,113,689			Toyota Motor (1)	90,656,440
146,900			Ulvac Inc (1)(2)	4,638,011
348,680			Yamada Denki (1)(2)	23,506,371

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—Continued

			Japan—Continued
503,500			Yamaha Motor (1)(2)	$8,467,949
333,587			Yamato Holdings (1)	4,157,300
				1,165,559,838
			Germany—5.3%
123,006			Adidas AG (1)	7,555,584
481,957			Arcandor AG (1)(2)(3)	5,580,635
1,061,205			Bayer AG (1)	91,742,480
1,571,200			Commerzbank AG (1)	50,836,951
90,063			Continental AG (1)	10,160,517
1,386,693			Curanum AG (1)(2)	8,617,398
995,053			Daimler AG - Registered (1)	57,751,348
297,625			Deutsche Beteiligungs (1)	8,280,722
259,649			Deutsche Boerse (1)	29,613,315
991,277			Deutsche Post - Registered (1)	23,288,708
446,972			Deutsche Postbank (1)(2)	31,684,363
59,816			Deutsche Wohnen (1)(3)	724,958
825,325			E.ON AG (1)	157,520,591
3,362,881			Fraport AG (1)(2)	205,297,352
841,095			Fresenius Medical Care (1)	46,512,316
794,018			Fresenius SE (1)	69,439,925
293,013			Hamburger Hafen und Logistik (1)(3)	19,098,539
664,751			Henkel KGaA (1)	25,483,597
44,637			MAN AG (1)	4,502,441
723,632			Marseille-Kliniken AG (1)(4)	10,161,847
1,832,860			Mediclin AG (1)(2)(4)(3)	7,688,390
145,299			Merck KGaA (1)	17,570,131
284,513			Praktiker Bau - und Heimwerkermaerkte (1)	4,573,605
330,732			Premiere AG (1)(3)	5,971,796
1,111,625			Rhoen-Klinikum AG (1)	35,798,466
908,672			Siemens AG - Registered (1)	111,499,717
				1,046,955,692
			Poland—5.2%
4,274,721			Agora SA (1)(4)	71,530,368
185,249			Bank BPH (1)(3)	6,902,007
1,088,609			Bank Handlowy w Warszawie (1)	41,604,180
4,172,968			Bank Millennium (1)	14,979,465
2,859,570			Bank Pekao (1)	261,501,071
958,411			Bank Zachodni WBK (1)	75,084,727
144,477			BRE Bank (1)(3)	27,022,590
378,911			Budimex SA (3)	13,910,323
605,284			Cersanit - Krasnystaw SA (1)(3)	4,455,940
562,396			Dom Development	10,704,843
347,671			Grupa Kety (1)	13,524,852
436,617			Inter Cars (1)(3)	11,389,339
87,826			Inter Groclin Auto (1)(3)	240,959
316,208			NFI Empik Media & Fashion (1)(3)	2,302,283
10,316,952			PKO Bank Polski (1)	260,905,613
380,302			Polish Energy Partners (1)(3)	5,574,321
117,363			Polnord SA (1)(3)	3,412,123
1,071,000			Polska Grupa Farmaceutyczna (1)(4)(3)	34,001,602
4,783,965			Polski Koncern Miesny Duda (1)(3)	8,737,808
4,910,883			Polskie Gornictwo Naftowe I Gazownictwo (1)	9,264,723
320,892			Sniezka SA	5,389,141
9,876,593			Stalexport Autostrady (1)(3)	8,924,742
823,850			Stomil Sanok (1)	4,044,102
24,508			Techmex SA (1)(3)	330,303
12,134,290			Telekomunikacja Polska (1)	134,750,906
				1,030,488,331
			Switzerland—4.9%
2,047,855			ABB Ltd - Registered (3)	53,931,932
292,446			BKW FMB Energie	36,281,523
1,768,366			Compagnie Financiere Richemont (Unit)	106,053,475

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—Continued

			Switzerland—Continued
567,614			Dufry Group - Registered	$40,463,096
136,505			Flughafen Zuerich - Registered (2)	47,473,596
821,835			Holcim Ltd - Registered (2)	58,518,241
4,011,770			Nestle SA - Registered	175,717,670
242,530			Nobel Biocare - Registered	7,455,581
1,736,281			Novartis AG - Registered	102,859,290
532,435			Roche Holding	98,267,669
15,215			SGS SA - Registered	21,369,969
340,299			Swatch Group (2)	78,776,747
114,499			Synthes Inc (3)	15,819,868
2,034,311			UBS AG - Registered (3)	38,905,082
1,217,537			Xstrata PLC (1)	87,226,173
				969,119,912
			Hungary—4.2%
980,663			Ablon Group	2,773,817
101,460			Egis Gyogyszergyar (1)	10,270,733
27,472,662			Magyar Telekom Telecommunications (1)	152,155,050
92,386			MOL Hungarian Oil and Gas (1)	12,802,831
13,774,898			OTP Bank (1)(2)(3)	640,354,777
120,470			Richter Gedeon (1)	27,651,444
				846,008,652
			Russia—3.6%
437,925			Alfa Cement (4)(5)(3)	59,557,800
3,160,642			AvtoVAZ Sponsored GDR (3)	16,185,973
16,054,502			Central Telecommunication	8,268,069
53,536,950			Chelindbank OJSC (5)(3)	11,510,444
766,444			Dalsvyaz OAO (5)	2,835,843
3,297,972			Gazprom OAO Sponsored ADR	158,962,250
2,232,256,372			IDGC of Centre and Volga (5)(3)	31,698,040
654,446,547			IDGC of North-West (5)(3)	5,628,240
166,480,998			IDGC of South (5)(3)	3,820,572
547,651			Kuban Energy Retail (5)(3)	1,095,302
547,651			Kuban Trunk Grid (5)(3)	246,443
547,651			Kubanenergo (5)(3)	11,168,295
4,572,125			Lenenergo (5)(3)	8,001,219
36,346,859			Moscow Integrated Electricity Distribution (3)	3,652,859
397,891,076			MRSK Urala (3)(5)	6,445,835
273,975			North-West Telecom Sponsored ADR (3)	13,150,800
1,894,015			NovaTek OAO	14,489,215
68,714			NovaTek OAO Sponsored GDR (6)	5,290,978
66,772,886			Novorossiysk Sea Trade Port	11,351,391
167,314			Novorossiysk Sea Trade Port Sponsored GDR (2)(6)	2,258,739
9,850			Open Investments (3)	3,004,250
166,537			Pharmstandard (3)	12,140,547
342,356			Polyus Gold Sponsored ADR (2)	6,992,621
2,675,742			Rosneft Oil Sponsored GDR (1)	28,421,790
2,748,622			Rosneft Oil	29,135,393
78,061			RTS Stock Exchange - BRD (5)(3)	43,206,764
338,985,782			RusHydro (3)	22,373,062
16,968,487			Sberbank	50,566,091
117,203			Sibirskiy Cement (5)	17,873,458
56,811			Sibirtelecom Sponsored ADR	3,363,211
20,946			Sistema-Hals (5)	2,345,952
1,957,514			Sistema-Hals Sponsored GDR (6)(3)	10,962,078
787,702			Southern Telecommunication Sponsored ADR (5)	5,120,063
1			TGK-10 OAO (3)(5)	4
1,541,811			Uralkali	17,191,193
602,071			Veropharm (4)(3)	28,598,373
169,605			VolgaTelecom Sponsored ADR	1,207,588
900,473			VolgaTelecom	3,205,684
64,840			Volskcement (5)(3)	23,407,240
823,770			Vostok Nafta Investment (1)(3)	12,266,656
2,414,918			VTB Bank Sponsored GDR (6)	16,880,277

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—Continued

			Russia—Continued
274,691			X 5 Retail - Sponsored GDR Registered (1)(3)	$8,184,479
				722,065,081
			Australia—3.4%
1,161,652			Austereo Group (1)	1,547,188
1,782,928			BHP Billiton (1)	59,461,379
3,418,615			BHP Billiton (1)(2)	127,543,846
134,226			Consolidated Media (1)	370,058
134,226			Crown Ltd (1)	990,517
104,104			Fairfax Media (1)(2)	266,555
34,959,693			Macquarie Airports (1)	92,314,925
2,248,819			Newcrest Mining (1)	62,391,827
646,663			Prime Media	1,425,512
1,310,037			Rio Tinto (1)	137,297,995
1,645,338			Rio Tinto (1)(2)	189,768,246
467,681			Ten Network (1)(2)	646,368
				674,024,416
			Canada—2.7%
570,492			Cameco Corp	20,337,563
167,194			Canadian Natural Resources	13,043,920
3,030,263			Eldorado Gold (3)	24,701,866
9,330,696			Ivanhoe Mines (3)	105,175,609
1,303,105			OPTI Canada (3)	24,701,244
734,591			Petro-Canada	33,851,856
333,534			Potash Corp of Saskatchewan	68,417,481
599,148			Research In Motion (2)(3)	73,587,357
2,529,215			Suncor Energy	137,268,887
1,330,638			Talisman Energy	23,756,991
3,353,565			UTS Energy (3)	16,677,082
				541,519,856
			Czech Republic—2.7%
2,126,273			Komercni Banka (4)	540,560,262

			Austria—2.5%
1,328,162			CA Immo International	15,645,597
77,139			CA Immobilien Anlagen (1)(3)	1,418,249
993,588			Erste Group Bank (1)(2)	63,778,102
806,641			Flughafen Wien (1)	68,422,874
1,142,295			Immoeast AG (1)(3)	8,179,237
243,789			Oesterreichische Elektrizitaetswirtschafts - Class A (1)	19,423,953
1,488,123			OMV AG (1)	102,571,625
1,151,811			Raiffeisen International Bank (1)(2)	143,723,742
265,045			Telekom Austria (1)	5,436,255
738,128			Vienna Insurance (1)	49,266,492
448,818			Wienerberger AG (1)(2)	12,026,748
				489,892,874
			Finland—2.0%
975,428			Atria PLC (1)(2)	19,843,673
128,352			Elisa Oyj (1)(2)	2,711,158
2,816,037			Fortum Oyj (1)	124,471,847
2,186,103			HKScan Oyj (1)	24,496,733
720,867			Kemira Oyj (1)(2)	8,193,307
227,496			Kesko Oyj - Class B (1)	6,284,243
98,640			Metso Oyj (1)	3,541,536
3,349,909			Nokia Oyj (1)	91,588,614
789,582			Olvi Oyj - Class A (1)	25,186,763
340,800			Oriola-KD Oyj - Class A (1)	1,275,151
2,522,169			Oriola-KD Oyj - Class B (1)	9,532,713
848,019			Orion Oyj - Class B (1)	17,405,157
359,735			Outotec Oyj (1)	18,438,323
677,976			Pohjola Bank (1)	11,163,093
1,142,504			Ramirent Oyj (1)(2)	8,763,941
341,781			Sanoma-WSOY Ojy (1)(2)	7,393,621

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—Continued

			Finland—Continued
1,156,675			YIT Oyj (1)(2)	$19,683,135
				399,973,008
			Italy—1.9%
2,152,356			Aeffe SpA (3)	4,754,021
132,215			Autogrill SpA (1)(2)	1,567,816
341,041			Banca Popolare dell’ Emilia Romagna (1)	5,750,656
3,893,086			Banca Popolare di Milano (1)(2)	39,174,016
499,475			Banca Popolare di Sondrio (1)(2)	5,880,063
2,213,177			Buzzi Unicem (1)(2)	46,620,373
4,144,862			Credito Emiliano (1)	36,773,462
676,521			Geox SpA (1)(2)	7,573,601
20,776,115			Intesa Sanpaolo (1)	109,531,345
603,240			Italcementi SpA (1)(2)	8,429,385
70,800			Lottomatica SpA (1)(2)	2,210,718
2,287,112			Mediobanca SpA (1)(2)	33,258,996
951,735			Piccolo Credito Valtellinese (1)(2)	9,497,086
514,748			SAVE SpA (1)	5,818,476
9,070,345			Telecom Italia (1)	16,344,433
6,353,088			UniCredit SpA (1)(2)	37,868,091
600,367			Unione di Banche Italiane (1)	14,246,320
				385,298,858
			Norway—1.7%
859,252			Aker Solutions (1)	20,256,390
2,465,150			Austevoll Seafood (1)	13,064,732
3,292,006			Copeinca ASA (1)(4)(3)	27,163,184
5,199,346			DnB NOR (1)(2)	66,284,233
1,966,882			Marine Farms (4)(3)	8,832,212
731,971			Norske Skogindustrier (1)(2)(3)	2,934,648
865,827			RomReal Ltd (3)	1,244,877
2,783,755			Scandinavian Property Development (3)	9,761,663
5,421,841			StatoilHydro ASA (1)(2)	175,825,391
1,139,842			Telenor ASA (1)	17,192,345
				342,559,675
			Spain—1.5%
55,540			Acciona SA (1)	11,676,025
2,674,589			Banco Bilbao Vizcaya Argentaria (1)	48,940,622
924,933			EDP Renovaveis (3)	9,279,304
240,227			Gamesa Corporacion Tecnologica (1)	11,439,237
1,412,443			Grupo Empresarial Ence (1)(2)	11,482,443
3,561,110			Iberdrola Renovables (1)(3)	23,596,149
4,666,605			Iberdrola SA (1)	63,383,910
150,855			Inditex SA (1)(2)	7,252,208
4,494,944			Telefonica SA (1)	117,129,738
				304,179,636
			Ukraine—1.5%
214,485			Anthousa Ltd Sponsored GDR (6)(5)(3)	11,043,456
8,916,599			Bank Forum (4)(3)	23,879,483
76,611,005			Bohdan Automobile Plant (3)	11,735,805
178,305			Centrenergo Sponsored ADR (3)	5,023,483
2,343,250			Centrenergo (3)	6,576,663
1,237,519			Chernivtsioblenergo (5)(3)	1,146,710
5,006,914			Davento Sponsored GDR Registered (5)(3)	33,591,758
20,500			Dniproenergo	7,686,127
13,337,906			Dragon-Ukrainian Properties & Development (4)(3)	22,419,802
7,562,990			Harkivoblenergo (5)(3)	7,696,669
10,700			Ivano Frankivskcement (5)(3)	3,690,841
902,412			Khmelnitskoblenerg (5)(3)	1,106,868
2,750,000			Kirovogradoblenergo (5)(3)	4,654,526
240,262			Korukivskas Technical Papers Factory (3)	1,415,577
3,228,131			Krymenergo (5)(3)	4,149,713
115,161			Kyivmedpreparat (4)(5)(3)	4,194,402

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—Continued

			Ukraine—Continued
189,156			Lvivoblenergo (5)(3)	$189,460
267,596			Odessaoblenergo (3)	189,195
701,461			Oranta (4)(5)(3)	5,710,878
488,244			Poltavaoblenergo (5)(3)	627,107
93,280,824			Raiffeisen Bank Aval (3)	13,789,774
65,228			Retail Group (5)(3)	33,429,350
21,017			Rodovid Bank (5)(3)	17,921,298
3,395,336			Slavutich Brewery (5)(3)	1,964,094
641,180			Ternopiloblenergo (5)(3)	1,167,655
2,636,403			Tsukrovyy soyz Ukrros (5)(3)	5,083,584
1,153,346,022			Ukrinbank (4)(5)(3)	9,884,058
17,577			Ukrnafta Sponsored ADR (3)	4,086,252
84,835,914			Ukrsotsbank JSCB (3)	12,813,994
116,751,392			UkrTelecom (3)	15,833,665
573,260			UkrTelecom Sponsored GDR (3)	3,586,660
65,728			Vinnitsaoblenergo (5)(3)	5,703,233
4,114,636			Volynoblenergo (5)(3)	1,353,180
4,799,516			Zakarpattyaoblenergo (5)(3)	5,398,491
15,000			Zakhidenergo (3)	1,225,710
595,792			Zakhidenergo Sponsored GDR Registered (3)	12,171,134
400,000			Zhytomyroblenergo (5)(3)	407,070
				302,547,725
			Sweden—1.4%
969,958			East Capital Explorer (1)(3)	11,325,196
526,330			Elekta AB - Class B (1)(2)	11,105,686
785,886			Getinge AB - Class B (1)(2)	18,270,445
144,907			Hemtex AB (1)(2)	1,062,968
430,493			Hennes & Mauritz - Class B (1)	23,067,374
236,775			Modern Times - Class B (1)(2)	13,325,239
1,619,369			Morphic Technologies (1)(2)(3)	2,610,768
8,721,610			Nordea Bank (1)(2)	124,420,150
1,456,487			Skandinaviska Enskilda Banken AB Series A (1)	30,121,528
337,300			Swedbank AB (1)(2)	7,053,189
3,581,655			TeliaSonera AB (1)	27,280,627
				269,643,170
			Bulgaria—1.3%
301,290			Bulgarian American Credit Bank	14,562,190
11,652,801			Bulgarian Telecommunication (5)	105,038,809
1,609,434			Central Cooperative Bank (3)	4,621,859
10,695,610			Chimimport AD (4)(3)	67,487,456
138,554			Devin AD (5)(3)	425,521
354,861			DZI Insurance (4)(5)(3)	36,800,552
138,320			Kaolin AD (3)	882,595
1,224,550			LEV INS (3)(5)	25,749,153
826,010			Sopharma AD	3,281,374
1,425,011			Sparki Eltos AD Lovetch (4)(3)	9,093,880
				267,943,389
			Netherlands—1.3%
236,898			Draka Holding (1)(2)	6,384,402
7,327,894			KKR Private Equity Investors (Unit) (1)	97,029,458
3,508,540			Koninklijke (Royal) KPN (1)(2)	61,143,068
159,912			Koninklijke Vopak (1)	9,587,583
4,007,172			Plaza Centers (1)	10,000,812
376,847			TNT NV (1)(2)	13,171,648
2,486,315			Unilever NV (1)	68,748,992
				266,065,963
			Romania—1.1%
18,589,504			Albalact SA (3)	2,888,042
1,192,300			Antibiotice	645,674
25,380,398			ARDAF - Societatea de Asigurare Reasigurare (3)(5)	1,793,532
8,767,261			Banca Transilvania	1,194,731

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—Continued

			Romania—Continued
55,757,997			Biofarm Bucuresti (4)	$6,632,995
4,244,819			BRD-Groupe Societe Generale	35,234,532
13,167,198			Cemacon SA (4)(5)(3)	2,076,617
8,667,500			Compa Sibiu	3,116,353
62,668,800			Compania Hoteliera Intercontinental Romania (4)(3)	4,311,723
5,949,304			Concefa SA (3)	1,769,329
11,250,200			Condmag SA (4)(3)	4,044,948
66,191,800			Dafora SA (3)(4)	7,345,340
1,759,680			Farmaceutica Remedia (3)	171,840
169,124,951			Impact Developer & Contractor (4)(3)	14,939,239
648,444,600			Rompetrol Rafinare (3)	14,420,434
113,050			Santierul Naval Braila (5)(3)	75,522
139,400			Simcor Oradea (3)	990,035
555,587,557			SNP Petrom	113,443,095
13,131,100			Socep Constanta (3)	2,448,038
3,654,000			Spicul Buzau (3)	835,302
18,317,818			Zentiva SA (3)	4,634,643
				223,011,964
			Denmark—1.1%
100,454			ALK-Abello A/S (1)(2)	12,603,996
150,146			Almindelig Brand (1)(3)	6,060,351
432,783			Carlsberg A/S - Class B (1)(3)	35,120,601
105,647			FLSmidth & Co (1)	10,246,805
345,732			Harboes Bryggeri - Class B	8,713,221
1,193,478			Novo Nordisk - Class B (1)	75,945,281
376,560			Royal UNIBREW (1)(4)	35,202,091
726,577			TK Development (1)(2)(3)	8,489,965
208,382			Vestas Wind Systems (1)(3)	27,401,690
				219,784,001
			Belgium—1.0%
104,348			Groupe Bruxelles Lambert (1)	11,581,052
284,060			InBev NV (1)	19,128,497
841,547			KBC Ancora (1)	67,184,694
970,279			KBC Groep (1)	98,400,636
				196,294,879
			Hong Kong—1.0%
10,245,758			China Merchants Holdings International (1)	39,023,975
34,129,602			Clear Media (1)(4)(3)	22,266,638
40,296,244			Emperor Entertainment Hotel (1)	7,099,023
14,816,208			Galaxy Entertainment (1)(2)(3)	6,206,626
67,350,472			GOME Electrical Appliances (1)(2)	28,092,715
7,648			Melco Crown Entertainment Sponsored ADR (2)(3)	47,265
32,059,145			Melco International Development (1)(2)	19,886,384
66,073,612			Shun Tak (1)	51,866,589
7,390,339			Texwinca Holdings (1)(2)	6,506,644
18,639,053			Tianjin Port Development (1)(2)	8,633,602
				189,629,461
			Mexico—0.9%
1,671,461			America Movil - Class L (2)	4,239,877
199,197			America Movil - Class L Sponsored ADR	10,057,456
1,276,253			Banco Compartamos (2)	4,836,354
1,711,648			Consorcio ARA (2)	1,422,819
2,319,255			Controladora Comercial Mexicana (Unit)	6,904,829
10,057,272			Corporacion Moctezuma, Series * (2)	23,857,577
787,052			Fomento Economico Mexicano Sponsored ADR	36,094,205
894,139			Grupo Aeroportuario del Centro Norte Sponsored ADR (2)	15,969,323
331,195			Grupo Aeroportuario del Sureste Sponsored ADR (2)	16,943,936
2,084,100			Grupo Cementos de Chihuahua	11,009,399
8,583,317			Grupo Financiero Banorte (2)	37,180,400
449,738			Grupo Televisa Sponsored ADR	10,114,608

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—Continued

			Mexico—Continued
1,558,080			Urbi Desarrollos Urbanos (2)(3)	$5,210,165
				183,840,948
			Serbia—0.7%
16,599			Agrobanka ad (3)	5,421,319
422,120			AIK Banka (4)(5)	56,953,446
139,074			Energoprojekt Holding	4,821,533
83,273			Imlek ad (3)	3,125,166
42,159			Komercijalna Banka (5)(3)	55,589,671
6,731			Metals Banka	4,231,538
99,496			Privredna Banka (3)	3,629,046
130,820			Tigar Pirot ad (4)	3,330,543
78,160			Toza Markovic ad Kikinda (4)(5)(3)	5,232,336
15,406			Univerzal Banka ad (5)(3)	6,250,532
				148,585,130
			Greece—0.6%
11,780,453			Alapis Holding Industrial and Commercial (1)	30,748,838
951,680			Athens Medical Center (1)	3,164,908
128,599			Fourlis Holdings (1)	3,458,862
1,494,412			Hellenic Telecommunications Organization (1)	31,256,314
341,890			Heracles General Cement	6,946,252
6,000,382			Marfin Investment (1)(3)	44,974,886
828,796			Nireus Aquaculture (1)	2,718,807
1,236,080			Sprider Stores (1)	4,079,371
				127,348,238
			China—0.6%
71,221,574			Beijing Capital International Airport - Class H (1)(2)	58,607,471
14,522,558			Lianhua Supermarket - Class H (1)	20,067,682
10,339,724			Shenzhen Chiwan Wharf - Class B (1)	14,544,951
392,052			Weiqiao Textile - Class H (1)	300,799
24,267,132			Wumart Stores - Class H (1)	23,143,754
				116,664,657
			Ireland—0.5%
871,556			CRH PLC (1)	22,258,370
13,402,617			Dragon Oil (1)(3)	77,771,052
				100,029,422
			India—0.4%
1,660,024			ICICI Bank	24,848,698
746,448			State Bank of India GDR (1)	49,006,945
				73,855,643
			Venezuela—0.4%
38,451			Banco Provincial (5)	300,922
156			Banco Venezolano de Credito (5)	182,531
15,843,815			Cemex Venezuela SACA-I (5)	5,460,077
2,795,674			Mercantil Servicios Financieros - Class B (5)	30,921,277
2,680,386			Siderurgica Venezolana Sivensa SACA (4)(5)	36,573,981
				73,438,788
			Cyprus—0.4%
2,813,481			Bank of Cyprus Public (1)	37,270,696
2,783,903			Hellenic Bank	10,250,859
3,630,233			Marfin Popular Bank Public (1)	25,816,686
				73,338,241
			Portugal—0.3%
4,278,637			Energias de Portugal (1)	23,353,277
5,089,133			Jeronimo Martins (1)	41,306,674
				64,659,951
			Lebanon—0.3%
752,109			SOLIDERE GDR (6)	27,301,557

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

COMMON STOCKS—Continued

			Lebanon—Continued
789,983			SOLIDERE - Class A	$28,644,783
				55,946,340
			Georgia—0.2%
2,380,062			Bank of Georgia - Registered Shares GDR (4)(3)	43,912,144

			New Zealand—0.2%
24,491,996			Auckland International Airport (1)	36,471,635

			South Korea—0.2%
61,245			Samsung Electronics (1)	34,091,140

			Multinational—0.2%
106,132			Central European Media Enterprises - Class A (2)(3)	8,835,489
266,992			Millicom International Cellular	20,659,841
				29,495,330
			Indonesia—0.1%
16,891,866			Indofood Sukses Makmur (1)	4,208,467
29,584,760			Semen Gresik Persero (1)	13,306,905
				17,515,372
			Zambia—0.1%
9,363,990			Zambeef Products (4)(5)	17,303,748

			Chile—0.1%
384,104			Sociedad Quimica y Minera de Chile Sponsored ADR	15,721,377

			Latvia—0.1%
1,424,182			SC Parex Banka (5)(3)	14,189,791

			Slovenia—0.1%
265,000			Nova Kreditna Banka Maribor	11,287,627

			Turkey—0.0%
2,793,864			Turkiye Garanti Bankasi (1)(3)	9,379,790

			Estonia—0.0%
1,237,452			Olympic Entertainment	3,340,170
5,912,018			Tallink Group (3)	5,165,566
				8,505,736
			Brazil—0.0%
493,152			Dufry South America BDR	8,245,426
20,000			Medial Saude ADR (6)	226,547
				8,471,973
			United States—0.0%
353,356			Dr. Pepper Snapple (3)	7,303,869

			Kazakhstan—0.0%
363,236			KazakhGold Group GDR (1)(2)(3)	6,404,333

			Lithuania—0.0%
1,797,330			Rokiskio Suris	3,654,926

			Croatia—0.0%
12,811			FIMA Validus	199,128
23,129			Podravka prehrambena industija (3)	1,822,754
1,999			Viadukt DD (5)	612,886
				2,634,768
			Morocco—0.0%
8,086			Ciments Du Maroc	2,263,050

			Israel—0.0%
145,642			Queenco Leisure International Sponsored GDR (6)	2,041,733

			Philippines—0.0%
1			Ayala Corp (1)	7
			TOTAL COMMON STOCKS (Cost $ 12,177,113,814)	15,405,487,037

EQUITY LINKED NOTES—2.4%

			India—1.8%
53,440			Bharti Airtel, Issued by CLSA, Expires 05/31/2010 (6)(3)	1,004,057
133,585			ICICI Bank, Issued by Macquarie bank, Expires 10/15/2012 (6)	1,857,366
2,036,542			ICICI Bank, Issued by Citigroup, Expires 10/24/2012 (6)	30,201,918

Share	(Percentage			Market
Amount	of Net Assets)	Currency	Description	Value

EQUITY LINKED NOTES—Continued

			India—Continued
768,887			ICICI Bank, Issued by CLSA, Expires 05/10/2010 (6)	$11,527,000
1,781,515			India Cements, Issued by ABN Amro Bank, Expires 06/30/2009 (6)	6,048,573
630,454			Mahindra & Mahindra, Issued by CLSA, Expires 06/28/2010 (6)(3)	7,754,584
1,133,940			Oil & Natural Gas, Issued by CLSA, Expires 05/13/2010 (6)	26,579,554
543,282			State Bank of India, Issued by Citigroup, Expires 10/24/2012 (6)(3)	17,985,188
7,466,701			State Bank of India, Issued by CLSA, Expires 05/13/2010 (6)(3)	250,178,507
				353,136,747
			Russia—0.4%
853			Unified Energy System, Issued by Deutsche Bank AG London-Corporate Action, Expires 12/31/2009 (5)(3)(6)	—
853			Unified Energy System, Issued by Deutsche Bank AG London-FAR EAST, Expires 12/31/2009 (5)(3)(6)	2,303,100
853			Unified Energy System, Issued by Deutsche Bank AG London-FSK, Expires 12/31/2009 (5)(3)(6)	11,361,260
853			Unified Energy System, Issued by Deutsche Bank AG London-InterRAO UES, Expires 12/31/2009 (5)(3)(6)	2,356,882
853			Unified Energy System, Issued by Deutsche Bank AG London-MRSK HLD, Expires 12/31/2009 (5)(3)(6)	12,795,000
853			Unified Energy System, Issued by Deutsche Bank AG London-OGK1, Expires 12/31/2009 (5)(3)(6)	5,713,863
853			Unified Energy System, Issued by Deutsche Bank AG London-OGK2, Expires 12/31/2009 (5)(3)(6)	2,814,277
853			Unified Energy System, Issued by Deutsche Bank AG London-OGK3, Expires 12/31/2009 (5)(3)(6)	2,859,333
853			Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (5)(3)(6)	4,975,899
853			Unified Energy System, Issued by Deutsche Bank AG London-OGK6, Expires 12/31/2009 (5)(3)(6)	2,864,101
853			Unified Energy System, Issued by Deutsche Bank AG London-OGK7 HYDRO, Expires 12/31/2009 (5)(3)(6)	18,586,392
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK1, Expires 12/31/2009 (5)(3)(6)	3,326,512
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK2, Expires 12/31/2009 (5)(3)(6)	1,085,289
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK3, Expires 12/31/2009 (5)(3)(6)	3,721,673
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK4, Expires 12/31/2009 (5)(3)(6)	1,461,590
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK6, Expires 12/31/2009 (5)(3)(6)	902,039
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK7, Expires 12/31/2009 (5)(3)(6)	2,016,100
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK8, Expires 12/31/2009 (5)(3)(6)	2,400,154
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK9, Expires 12/31/2009 (5)(3)(6)	1,091,294
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK10, Expires 12/31/2009 (5)(3)(6)	3,407,991
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009 (5)(3)(6)	411,607
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK12, Expires 12/31/2009 (5)(3)(6)	761,405
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK13, Expires 12/31/2009 (5)(3)(6)	946,651
853			Unified Energy System, Issued by Deutsche Bank AG London-TGK14, Expires 12/31/2009 (5)(3)(6)	165,712
				88,328,124
			Taiwan—0.2%
194,656			Cathay Financial, Issued by Citigroup, Expires 01/17/2012 (6)	376,854
12,460,387			Chunghwa Telecom, Issued by Deutsche Bank AG London, Expires 01/11/2018 (6)(3)	31,549,700
9,637,947			Tatung Co, Issued by Deutsche Bank AG London, Expires 03/05/2018 (6)(3)	3,444,699
				35,371,253

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

EQUITY LINKED NOTES—Continued

			Ukraine—0.0%
1,013			Laona Investment, Issued by Bank Austria Creditanstalt, Expires 11/14/2008 (3)(6)	$6,834,225
			TOTAL EQUITY LINKED NOTES (Cost $ 453,165,740)	483,670,349

PREFERRED STOCKS—0.8%

			Brazil—0.5%
3,953,041			Petroleo Brasileiro	90,564,245

			Russia—0.3%
55,613			Silvinit (5)	47,271,050
7,791,100			URSA Bank	7,791,100
				55,062,150
			Germany—0.0%
89,379			Fresenius SE (1)	7,280,029

			Philippines—0.0%
11,528,247			Ayala Land (5)(3)	26,103
			TOTAL PREFERRED STOCKS (Cost $ 103,747,585)	152,932,527

Face
Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.6%

		United States—0.6%
		U.S. Treasury Bills
60,000,000	USD	1.500% due 08/14/2008 (7)	59,965,116
55,000,000	USD	1.790% due 09/18/2008 (7)	54,899,167
			114,864,283
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $ 114,864,283)	114,864,283

Share
Amount

INVESTMENT FUNDS—0.4%

	Russia—0.1%
92,634	Renaissance Pre-IPO Fund (5)(3)	7,873,890
97,000	RenFin Ltd - Class A (5)(3)	9,894,000
3,277,081	RenShares Utilites (3)	8,618,723
		26,386,613
	Australia—0.1%
10,919,015	Australian Infrastructure Fund (1)	22,662,958

	Romania—0.1%
4,035,500	SIF 1 Banat Crisana Arad	2,776,494
3,406,316	SIF 2 Moldova Bacau	2,449,445
9,533,500	SIF 3 Transilvania Brasov	4,104,798
4,871,855	SIF 4 Muntenia Bucuresti	2,292,282
4,143,975	SIF 5 Oltenia Craiova	3,550,113
		15,173,132
	Bulgaria—0.1%
518,674	Equest Investments Balkans (3)	8,835,996

	Sweden—0.0%
1,485,000	NAXS Nordic Access Buyout Fund (3)	6,625,716
	TOTAL INVESTMENT FUNDS (Cost $ 77,825,655)	79,684,415

RIGHTS—0.1%

	France—0.1%
2,640,553	Suez Environnement (3)	18,992,842

	Cyprus—0.0%
1,703,556	Bank of Cyprus (3)	—
	TOTAL RIGHTS (Cost $ 11,075,460)	18,992,842

Share	(Percentage of			Market
Amount	Net Assets)	Currency	Description	Value

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%

			Bulgaria—0.1%
12,071,674			Bulgaria Compensation Notes (3)	$3,919,250
3,842,865			Bulgaria Housing Compensation Notes (3)	1,226,185
29,663,486			Bulgaria Regulation Compensation Vouchers (3)	9,559,707
				14,705,142
			TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $ 19,710,351)	14,705,142

CONVERTIBLE BOND—0.0%

			Greece—0.0%
591,950			Nirefs SA (Cost $784,177)(3)	902,347

Face
Value

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—5.2%

		United States—5.2%
1,039,993,053	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $1,039,993,053)	1,039,993,053

REPURCHASE AGREEMENT—3.0%

		United States—3.0%
605,788,585	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2008, due 08/01/2008, with a maturity value of $605,803,731 and an effective yield of 0.90%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 2.758%-6.076%, maturities ranging from 01/01/2035-01/15/2036 and an aggregate market value of $617,914,112. (Cost $605,788,585)	605,788,585
		TOTAL INVESTMENTS—89.9% (Cost $14,604,068,704)	17,917,020,580
		OTHER ASSETS AND LIABILITIES (Net) —10.1%	2,003,265,775

		TOTAL NET ASSETS —100.0%	$19,920,286,355

Notes to the Portfolio of Investments.

ADR		American Depositary Receipt
BDR		Brazilian Depositary Receipt
GDR		Global Depositary Receipt
(1)		Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of Trustees.
(2)		All or portion of this security was on loan to brokers at July 31, 2008
(3)		Non-income producing security.
(4)		Affiliated Security
(5)		Illiquid security
(6)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(7)		Security has been pledged for futures collateral.
Aggregate cost for federal income tax purposes was $14,787,684,750.

Glossary of Currencies

USD	—	United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2008
Julius Baer International Equity Fund

Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
07/27/09	AED	187,495,000	51,591,854	51,715,625	$(123,772)
09/12/08	AUD	191,457,668	179,033,951	179,392,006	(358,055)
09/22/08	CZK	782,757,588	50,946,982	52,281,431	(1,334,449)
09/11/08	HKD	4,527,928,766	580,756,838	581,174,283	(417,444)
08/19/08	HUF	28,937,369,841	193,549,372	188,960,748	4,588,624
08/28/08	INR	4,453,197,815	104,034,929	105,776,670	(1,741,741)
10/29/08	INR	523,909,672	12,128,451	12,338,899	(210,448)
08/01/08	JPY	22,031,886,629	203,850,435	211,997,947	(8,147,512)
08/20/08	JPY	37,418,503,092	346,600,271	358,644,945	(12,044,675)
09/24/08	JPY	18,513,554,527	171,842,657	172,379,465	(536,808)
10/22/08	JPY	26,477,720,000	246,164,841	249,371,056	(3,206,216)
11/04/08	JPY	22,031,886,629	204,978,037	205,052,693	(74,656)
08/04/08	KRW	200,718,381,678	198,295,867	196,421,582	1,874,285
08/25/08	KRW	87,257,670,488	86,130,084	85,681,138	448,947
09/04/08	KRW	182,295,054,236	179,870,401	180,275,963	(405,562)
10/24/08	KRW	34,704,142,012	34,176,121	34,023,669	152,452
11/04/08	KRW	18,423,327,442	18,137,897	18,179,719	(41,822)
08/19/08	PLN	212,371,653	103,045,448	101,666,740	1,378,708
07/27/09	SAR	191,400,000	51,261,831	51,389,448	(127,617)
08/07/08	TWD	3,063,535,024	99,983,737	101,243,763	(1,260,026)
08/18/08	TWD	6,902,307,947	225,160,918	227,783,907	(2,622,989)
08/21/08	TWD	1,009,137,360	32,914,882	33,381,983	(467,102)
10/16/08	TWD	2,007,995,071	65,637,914	66,569,257	(931,343)
10/21/08	TWD	1,313,564,140	42,948,688	43,719,892	(771,204)
Net unrealized depreciation on forward foreign exchange contracts to buy					$(26,380,425)

Forward Foreign Exchange Contracts to Sell

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/22/08	CAD	58,067,101	56,582,011	56,878,343	296,332
09/22/08	CZK	4,596,912,098	299,197,099	296,141,878	(3,055,221)
09/02/08	EUR	434,799,865	677,219,725	670,642,084	(6,577,641)
09/16/08	EUR	287,283,744	447,102,768	441,027,087	(6,075,681)
09/18/08	EUR	350,000,000	544,647,163	540,680,000	(3,967,163)
09/22/08	EUR	137,511,705	213,938,366	211,878,034	(2,060,332)
10/31/08	EUR	108,669,750	168,728,242	169,859,513	1,131,271
09/18/08	GBP	255,000,000	503,243,375	498,525,000	(4,718,375)
08/19/08	HUF	43,674,927,202	292,122,428	267,571,708	(24,550,720)
08/01/08	JPY	22,031,886,629	203,850,435	203,904,550	54,115
08/04/08	KRW	200,718,381,678	198,295,867	198,436,364	140,496
08/21/08	MXN	1,337,605,694	132,887,169	127,416,502	(5,470,667)
08/19/08	PLN	654,159,621	317,406,632	295,685,412	(21,721,220)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(76,574,806)

Glossary of Currencies

AED	—	United Arab Emirates Dirham
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound Sterling
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SAR	—	Saudi Riyal
TWD	—	New Taiwan Dollar

Julius Baer International Equity Fund
SCHEDULE OF WRITTEN OPTIONS (Unaudited)	July 31, 2008

Written Options

Contracts		Currency	Strike Price	Market Value

100,000	Potash Corp of Saskatchewan Call, Expires 09/2008	CAD	200	$2,315,831
2,580,000	Compass C360 Null Call, Expires 09/2008	GBP	360	1,188,243
171,560	Sociedad Quimica y Minera De Chi Call, Expires 10/2008	USD	40	1,002,116
	Total written options (Premiums received $3,323,839)			$4,506,190

Glossary of Currencies

CAD – Canadian Dollar
GBP – Pound Sterling
USD – United States Dollar

Julius Baer Funds

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2008

(Percentage of Net Assets)

At July 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Financials	24.6%	$4,888,778,692
Industrials	8.9	1,782,200,222
Materials	8.6	1,711,188,136
Energy	8.4	1,679,872,353
Consumer Discretionary	7.0	1,398,196,928
Consumer Staples	5.8	1,150,643,316
Telecommunications	5.7	1,132,474,939
Utilities	5.1	1,021,733,278
Healthcare	5.1	1,009,718,031
Information Technology	1.9	381,568,764
Cash & Cash Equivalents	8.8	1,760,645,921
Total Investments	89.9	17,917,020,580
Other Assets and Liabilities (Net)	10.1	2,003,265,775	*
Net Assets	100.0%	$19,920,286,355

* Other Assets and Liabilities (Net) include the margin requirements for $2,347,236,737 and notional market value for futures, which is 11.78% of net assets, and $15,962,028 in market value for swaps, which is 0.08% of net assets.

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2008
Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—72.0%

			France—8.1%
113,974			Accor SA (1)	$7,597,061
270,978			Aeroports de Paris (1)(2)	23,443,084
427,931			Air Liquide (1)	56,158,371
72,536			Alstom SA (1)(2)	8,174,575
464,276			BNP Paribas (1)	46,110,859
408,827			Bouygues SA (1)	26,322,037
234,719			Compagnie de Saint-Gobain (1)(2)	14,594,202
25,382			EDF Energies Nouvelles (1)(2)	1,775,032
807,936			Electricite de France (1)	70,071,826
63,347			Eurazeo (1)	6,336,654
1,191,258			France Telecom (1)	37,833,569
62,092			GDF Suez (1)	3,881,310
351,129			JC Decaux (1)(2)	8,873,141
248,682			Lafarge SA (1)(2)	33,798,211
945,188			LVMH Moet Hennessy Louis Vuitton (1)	104,330,293
519,883			Pernod-Ricard SA (1)(2)	45,226,746
154,945			PPR (1)(2)	16,788,260
280,416			Remy Cointreau (1)(2)	13,796,650
294,735			Sanofi-Aventis SA (1)	20,689,651
431,750			Societe Television Francaise 1 (1)(2)	7,377,777
66,129			Sodexo (1)	4,309,496
1,273,582			Suez SA (1)	76,062,429
74,048			Technip SA (1)	6,271,223
1,895,602			Total SA (1)	145,371,736
517,437			Vinci SA (1)	29,237,086
147,699			Vivendi (1)	6,175,002
				820,606,281
			United Kingdom—5.9%
226,959			AMEC PLC (1)	3,788,326
1,125,319			Anglo American (1)	64,472,336
718,728			BAE Systems (1)	6,387,763
10,621,781			BP PLC (1)	109,027,121
1,568,786			BT Group (1)	5,271,464
1,324,177			Burberry Group (1)	11,750,444
1,092,674			Cadbury PLC (1)	12,892,993
1,248,123			Compass Group (1)	8,982,289
4,745,290			Diageo PLC (1)	82,484,947
1,453,907			GlaxoSmithKline PLC (1)	33,826,884
153,979			Intertek Group (1)	3,070,996
246,234			Peter Hambro Mining (1)	5,257,568
522,728			Reckitt Benckiser (1)	28,553,118
3,213,170			Rolls-Royce Group (1)(3)	22,618,095
3,637,996			Royal Bank of Scotland (1)	15,213,844
2,236,290			Smith & Nephew (1)	23,831,658
6,862,769			Tesco PLC (1)	48,730,933
38,361,152			Vodafone Group (1)	102,934,009
280,754			William Hill (1)	1,737,833
560,495			WPP Group (1)	5,331,492
				596,164,113
			Poland—5.8%
102,244			Bank BPH (1)(3)	3,809,407
986,980			Bank Handlowy w Warszawie (1)	37,720,149
5,679,772			Bank Millennium (1)	20,388,353
1,831,102			Bank Pekao (1)	167,450,048
602,665			Bank Zachodni WBK (1)	47,214,542
173,883			BRE Bank (1)(3)	32,522,610
53,993			ING Bank Slaski (1)	12,497,030
6,887,924			PKO Bank Polski (1)	174,188,853
7,374,514			Polskie Gornictwo Naftowe I Gazownictwo (1)	13,912,534
7,446,273			Telekomunikacja Polska (1)	82,690,625
				592,394,151

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			Japan—5.5%
234,410			Acom Co (1)	$6,827,023
110,316			Aeon Credit Service (1)(2)	1,403,072
140,948			Aisin Seiki (1)	3,662,406
183,396			Bank of Kyoto (1)(2)	1,903,081
1,474,773			Bank of Yokohama (1)	9,437,644
493,364			Canon Inc (1)	22,503,088
1,419			Central Japan Railway (1)	14,390,981
759,000			Chiba Bank (1)	5,054,413
126,623			Credit Saison (1)	2,644,584
107,500			Daikin Industries (1)	4,549,101
288,928			Daiwa Securities (1)	2,491,181
309,849			Denso Corp (1)	8,021,685
648			Dentsu Inc (1)(2)	1,426,909
2,542			East Japan Railway (1)	19,856,522
146,100			Eisai Co (1)	5,201,849
128,440			Fanuc Ltd (1)	10,072,893
2,666			Fuji Television Network (1)	3,671,036
557,000			Gunma Bank (1)(2)	3,454,863
368,132			Honda Motor (1)	11,748,162
182,610			Ibiden Co (1)	5,302,809
605,000			Isuzu Motors (1)	2,588,418
638,888			ITOCHU Corp (1)	6,254,844
4,987			Japan Tobacco (1)	23,292,769
62,779			JFE Holdings (1)	3,026,265
118,991			JS Group (1)	1,714,141
93,417			JSR Corp (1)	1,655,134
1,632			KDDI Corp (1)	9,335,523
714,030			Komatsu Ltd (1)	17,568,359
271,484			Kubota Corp (1)	1,711,980
47,000			Kyocera Corp (1)	4,045,036
152,196			Makita Corp (1)	5,205,775
740,551			Matsushita Electric Industrial (1)	15,659,482
320,138			Mitsubishi Corp (1)	9,266,160
778,000			Mitsubishi Electric (1)	7,532,561
2,638,032			Mitsubishi UFJ Financial (1)	23,201,574
375,800			Mitsui & Co (1)	7,790,050
165,793			Mitsui Fudosan (1)	3,715,589
1,750			Mizuho Financial (1)	8,364,580
72,014			Nidec Corp (1)	5,095,327
86,941			Nintendo Co (1)	41,847,102
593,500			Nippon Electric Glass (1)	8,710,843
854			Nippon Telegraph & Telephone (1)	4,321,076
169,243			Nissan Motor (1)	1,298,969
124,478			Nitto Denko (1)	3,554,093
393,454			Nomura Holdings (1)	5,665,206
8,067			NTT DoCoMo (1)	12,979,477
56,493			Olympus Corp (1)(2)	1,892,608
220,870			Promise Co (1)(2)	5,620,976
176,000			Ricoh Co (1)	2,827,740
141			Sapporo Hokuyo (1)(2)	877,156
99,254			Seven & I (1)	3,028,176
209,000			Sharp Corp (1)(2)	2,898,966
113,980			Shin-Etsu Chemical (1)	6,966,964
421,119			Shizuoka Bank (1)	4,498,815
376,398			Sony Corp (1)	14,150,243
229,061			Stanley Electric (1)	4,693,165
480,000			Sumitomo Chemical (1)	3,140,848
194,700			Sumitomo Electric Industries (1)(3)	2,363,468
944,642			Sumitomo Heavy Industries (1)	5,915,343
1,434,318			Sumitomo Metal Industries (1)	6,845,469
2,450			Sumitomo Mitsui Financial (1)(2)	18,841,104
829,633			Sumitomo Trust & Banking (1)	5,652,804
356,000			Suruga Bank (1)(2)	4,428,533
688,200			Suzuki Motor (1)(2)	14,918,925

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			Japan—Continued
160,996			Takeda Pharmaceutical (1)	$8,536,268
1,101,894			Toyota Motor (1)	47,260,400
178,100			Yamada Denki (1)	12,006,667
278,977			Yamaha Motor (1)(2)	4,691,883
127,505			Yamato Holdings (1)	1,589,020
				562,669,176
			Germany—5.4%
70,045			Adidas AG (1)	4,302,480
191,539			Arcandor AG (1)(3)	2,217,852
530,924			Bayer AG (1)	45,899,034
785,984			Commerzbank AG (1)	25,430,900
38,042			Continental AG (1)	4,291,734
475,754			Daimler AG - Registered (1)	27,612,032
114,134			Deutsche Boerse (1)	13,017,135
506,160			Deutsche Post - Registered (1)	11,891,542
212,381			Deutsche Postbank (1)	15,054,985
419,092			E.ON AG (1)	79,987,423
1,960,477			Fraport AG (1)(2)	119,683,312
463,871			Fresenius Medical Care (1)	25,651,935
432,124			Fresenius SE (1)	37,790,904
265,752			Hamburger Hafen und Logistik (1)	17,321,671
425,787			Henkel KGaA (1)	16,322,780
18,305			MAN AG (1)	1,846,387
81,317			Merck KGaA (1)	9,833,174
270,350			Praktiker Bau - und Heimwerkermaerkte (1)	4,345,932
175,070			Premiere AG (1)(3)	3,161,116
812,281			Rhoen-Klinikum AG (1)	26,158,474
456,622			Siemens AG - Registered (1)	56,030,365
				547,851,167
			Switzerland—4.8%
1,035,333			ABB Ltd - Registered (3)	27,266,339
151,103			BKW FMB Energie	18,746,186
979,407			Compagnie Financiere Richemont (Unit)	58,737,567
74,643			Flughafen Zuerich - Registered	25,959,281
412,466			Holcim Ltd - Registered	29,369,381
2,119,006			Nestle SA - Registered	92,813,595
144,765			Nobel Biocare - Registered	4,450,200
925,681			Novartis AG - Registered	54,838,410
268,417			Roche Holding	49,539,780
7,547			SGS SA - Registered	10,600,010
172,984			Swatch Group (2)	40,044,540
75,037			Synthes Inc	10,367,562
1,011,181			UBS AG - Registered (3)	19,338,282
611,685			Xstrata PLC (1)	43,822,029
				485,893,162
			Hungary—4.3%
15,309,197			Magyar Telekom Telecommunications (1)	84,788,712
60,360			MOL Hungarian Oil and Gas (1)	8,364,676
6,659,142			OTP Bank (1)(2)(3)	309,564,063
160,122			Richter Gedeon (1)	36,752,756
				439,470,207
			Australia—3.4%
1,714,750			BHP Billiton (1)(2)	63,974,975
886,454			BHP Billiton (1)	29,563,604
108,147			Consolidated Media (1)	298,159
108,147			Crown Ltd (1)	798,067
135,576			Fairfax Media (1)(2)	347,138
19,079,911			Macquarie Airports (1)	50,382,609
1,146,580			Newcrest Mining (1)	31,811,018
822,658			Rio Tinto (1)(2)	94,882,855

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			Australia—Continued
658,656			Rio Tinto (1)	$69,030,224
				341,088,649
			Russia—3.0%
247,110			AvtoVAZ Sponsored GDR (3)	1,265,476
6,843,651			AvtoVAZ	7,528,016
1,800,901			Gazprom OAO Sponsored ADR	86,803,428
106,197			NovaTek OAO Sponsored GDR (4)	8,177,169
603,435			NovaTek OAO	4,616,278
1,208,477			Novorossiysk Sea Trade Port Sponsored GDR (4)	16,314,440
7,349			Open Investments (3)	2,241,445
91,237			Pharmstandard (3)	6,651,177
49,481			Polyus Gold	2,164,794
2,039,951			Rosneft Oil Sponsored GDR (1)(2)	21,668,404
1,048,918			Rosneft Oil	11,118,531
408,221,973			RusHydro (3)	26,942,650
15,375,853			Sberbank	45,820,042
1,114,080			Sistema-Hals Sponsored GDR (4)(3)	6,238,848
765,380			Uralkali	8,533,987
3,453,919			VTB Bank Sponsored GDR (4)	24,142,894
115,096			Wimm-Bill-Dann Foods (3)	7,711,432
417,261			X 5 Retail - Sponsored GDR Registered (1)(3)	12,432,383
				300,371,394
			Czech Republic—2.8%
1,101,524			Komercni Banka (5)	280,039,347

			Canada—2.7%
276,666			Cameco Corp	9,862,912
71,189			Canadian Natural Resources	5,553,929
2,111,678			Eldorado Gold (3)	17,213,815
4,561,303			Ivanhoe Mines (3)	51,415,009
606,172			OPTI Canada (3)	11,490,404
353,980			Petro-Canada	16,312,315
164,083			Potash Corp of Saskatchewan	33,658,174
296,328			Research In Motion (2)(3)	36,395,005
1,281,150			Suncor Energy	69,532,260
655,641			Talisman Energy	11,705,706
1,597,529			UTS Energy (3)	7,944,418
				271,083,947
			Austria—2.4%
37,390			CA Immobilien Anlagen (1)(3)	687,439
510,651			Erste Group Bank (1)(2)	32,778,527
37,259			Flughafen Wien (1)	3,160,474
2,359,836			Immoeast AG (1)(3)	16,897,263
120,946			Oesterreichische Elektrizitaetswirtschafts - Class A (1)	9,636,405
751,341			OMV AG (1)	51,787,566
613,019			Raiffeisen International Bank (1)(2)	76,492,918
109,498			Telekom Austria (1)	2,245,879
526,845			Vienna Insurance (1)	35,164,368
401,555			Wienerberger AG (1)(2)	10,760,265
				239,611,104
			Italy—1.8%
92,018			Autogrill SpA (1)(2)	1,091,157
93,202			Banca Popolare dell’ Emilia Romagna (1)	1,571,578
1,839,501			Banca Popolare di Milano (1)	18,509,902
207,381			Banca Popolare di Sondrio (1)(2)	2,441,390
1,221,905			Buzzi Unicem (1)	25,739,318
2,136,393			Credito Emiliano (1)	18,954,206
273,764			Geox SpA (1)(2)	3,064,767
10,448,501			Intesa Sanpaolo (1)	55,134,678
389,940			Italcementi SpA (1)(2)	5,448,834
49,275			Lottomatica SpA (1)(2)	1,538,604
1,075,561			Mediobanca SpA (1)	15,640,720

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			Italy—Continued
4,091,847			Telecom Italia (1)	$7,373,360
2,988,125			UniCredit SpA (1)	17,810,959
282,330			Unione di Banche Italiane (1)	6,699,508
				181,018,981
			Finland—1.8%
149,149			Elisa Oyj (1)	3,150,449
1,425,970			Fortum Oyj (1)	63,029,399
371,080			Kemira Oyj (1)(2)	4,217,661
203,230			Kesko Oyj - Class B (1)(2)	5,613,931
48,424			Metso Oyj (1)	1,738,599
1,623,290			Nokia Oyj (1)	44,381,767
723,966			Orion Oyj - Class B (1)	14,859,032
178,419			Outotec Oyj (1)	9,144,918
343,952			Pohjola Bank (1)	5,663,280
623,576			Ramirent Oyj (1)	4,783,338
337,750			Sanoma-WSOY Ojy (1)(2)	7,306,420
854,023			YIT Oyj (1)	14,532,907
				178,421,701
			Spain—1.4%
28,816			Acciona SA (1)	6,057,910
1,269,808			Banco Bilbao Vizcaya Argentaria (1)	23,235,418
445,027			EDP Renovaveis (3)	4,464,692
106,672			Gamesa Corporacion Tecnologica (1)	5,079,555
1,951,717			Iberdrola Renovables (1)(3)	12,932,205
2,346,798			Iberdrola SA (1)	31,875,257
57,202			Inditex SA (1)(2)	2,749,931
2,313,368			Telefonica SA (1)	60,281,994
				146,676,962
			Norway—1.4%
414,404			Aker Solutions (1)	9,769,345
2,635,360			DnB NOR (1)	33,597,075
2,743,113			StatoilHydro ASA (1)	88,956,669
545,612			Telenor ASA (1)	8,229,517
				140,552,606
			Netherlands—1.2%
3,465,134			KKR Private Equity Investors (Unit) (1)(2)	45,882,224
1,859,940			Koninklijke (Royal) KPN (1)(2)	32,413,038
79,490			Koninklijke Vopak (1)	4,765,852
184,957			TNT NV (1)(2)	6,464,662
1,348,923			Unilever NV (1)	37,299,013
				126,824,789
			Sweden—1.2%
439,367			Getinge AB - Class B (1)(2)	10,214,497
222,345			Hennes & Mauritz - Class B (1)	11,914,050
174,315			Modern Times - Class B (1)(2)	9,810,111
4,304,976			Nordea Bank (1)	61,413,634
739,931			Skandinaviska Enskilda Banken AB Series A (1)	15,302,472
186,395			Swedbank AB (1)(2)	3,897,656
1,823,122			TeliaSonera AB (1)	13,886,293
				126,438,713
			Belgium—1.1%
42,614			Groupe Bruxelles Lambert (1)	4,729,511
232,434			InBev NV (1)	15,652,021
828,662			KBC Ancora (1)	66,156,023
246,989			KBC Groep (1)	25,048,336
				111,585,891
			Mexico—1.0%
1,796,239			America Movil - Class L (2)	4,556,392
179,243			America Movil - Class L Sponsored ADR	9,049,979

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			Mexico—Continued
1,785,357			Controladora Comercial Mexicana (Unit)	$5,315,321
5,222,028			Corporacion Moctezuma, Series *	12,387,548
5,536,093			Fomento Economico Mexicano (Unit)	25,465,035
1,112,550			Grupo Cementos de Chihuahua	5,877,121
5,559,150			Grupo Financiero Banorte	24,080,600
318,503			Grupo Televisa Sponsored ADR (2)	7,163,132
1,329,387			Urbi Desarrollos Urbanos	4,445,423
				98,340,551
			Denmark—0.9%
5,202			ALK-Abello A/S (1)(2)	652,697
406,971			Carlsberg A/S - Class B (1)	33,025,941
53,562			FLSmidth & Co (1)	5,195,030
678,090			Novo Nordisk - Class B (1)	43,149,296
104,774			Vestas Wind Systems (1)(3)	13,777,508
				95,800,472
			Hong Kong—0.9%
7,395,779			China Merchants Holdings International (1)	28,168,994
12,260,909			Galaxy Entertainment (1)(2)(3)	5,136,191
42,456,604			GOME Electrical Appliances (1)(2)	17,709,175
904,740			Melco Crown Entertainment Sponsored ADR (2)(3)	5,591,293
8,573,505			Melco International Development (1)(2)	5,318,171
38,587,422			Shun Tak (1)	30,290,428
				92,214,252
			Romania—0.7%
2,427,321			BRD-Groupe Societe Generale	20,148,213
256,506,199			SNP Petrom	52,374,926
				72,523,139
			Greece—0.5%
5,753,597			Alapis Holding Industrial and Commercial (1)	15,017,795
765,451			Hellenic Telecommunications Organization (1)	16,009,759
2,984,041			Marfin Investment (1)(3)	22,366,393
				53,393,947
			India—0.5%
1,186,690			ICICI Bank	17,763,418
113,175			Oil & Natural Gas	2,648,282
492,992			State Bank of India GDR (1)	32,366,665
				52,778,365
			Ireland—0.5%
551,058			CRH PLC (1)	14,073,282
6,449,209			Dragon Oil (1)(3)	37,422,674
				51,495,956
			Portugal—0.4%
2,252,186			Energias de Portugal (1)	12,292,682
3,903,695			Jeronimo Martins (1)	31,684,897
				43,977,579
			Ukraine—0.4%
89,341,591			Raiffeisen Bank Aval (3)	13,207,434
39,541			Ukrnafta	1,558,767
33,398			Ukrnafta Sponsored ADR (3)	7,764,274
13,114,606			Ukrsotsbank JSCB (3)	1,980,889
92,477,349			UkrTelecom (3)	12,541,652
627,195			UkrTelecom Sponsored GDR (3)	3,924,109
				40,977,125
			China—0.4%
36,786,705			Beijing Capital International Airport - Class H (1)(2)	30,271,386
4,221,718			Shenzhen Chiwan Wharf - Class B (1)	5,938,715

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

COMMON STOCKS—Continued

			China—Continued
91,414			Weiqiao Textile - Class H (1)	$70,137
				36,280,238
			Cyprus—0.4%
1,597,559			Bank of Cyprus Public (1)	21,163,156
2,053,958			Marfin Popular Bank Public (1)	14,606,883
				35,770,039
			Lebanon—0.4%
797,891			SOLIDERE GDR (4)	28,963,443
184,252			SOLIDERE - Class A	6,680,978
				35,644,421
			Multinational—0.3%
216,288			Central European Media Enterprises - Class A (2)(3)	18,005,976
135,685			Millicom International Cellular	10,499,305
				28,505,281
			New Zealand—0.2%
11,356,092			Auckland International Airport (1)	16,910,636

			South Korea—0.2%
28,041			Samsung Electronics (1)	15,608,616

			Croatia—0.1%
200,629			Hrvatske Telekomunikacije Sponsored GDR (4)	12,241,336

			Indonesia—0.1%
25,859,670			Semen Gresik Persero (1)	11,631,399

			Chile—0.1%
188,843			Sociedad Quimica y Minera de Chile Sponsored ADR	7,729,344

			Turkey—0.0%
1,319,176			Turkiye Garanti Bankasi (1)(3)	4,428,846

			United States—0.0%
160,831			Dr. Pepper Snapple (2)(3)	3,324,377

			Morocco—0.0%
3,383			Ciments Du Maroc	946,809

			Philippines—0.0%
1			Ayala Corp (1)	7
			TOTAL COMMON STOCKS (Cost $ 7,198,017,686)	7,299,285,076

EQUITY LINKED NOTES—2.2%

			India—1.4%
36,602			Bharti Airtel, Issued by CLSA, Expires 05/31/2010 (4)(3)	687,697
1,566,989			ICICI Bank, Issued by Citigroup, Expires 10/24/2012 (4)	23,238,447
29,989			ICICI Bank, Issued by CLSA, Expires 05/10/2010 (4)	449,589
66,415			ICICI Bank, Issued by Macquarie bank, Expires 10/15/2012 (4)	923,434
443,063			Mahindra & Mahindra, Issued by CLSA, Expires 06/28/2010 (4)(3)	5,449,675
555,648			Oil & Natural Gas, Issued by CLSA, Expires 05/13/2010 (4)	13,024,389
1,350,871			State Bank of India, Issued by Citigroup, Expires 10/24/2012 (4)(3)	44,720,179
1,356,170			State Bank of India, Issued by CLSA, Expires 05/13/2010 (4)(3)	45,439,691
372,851			State Bank of India, Issued by Deutsche Bank AG, Expires 08/08/2017 (4)(3)	12,560,810
				146,493,911
			Russia—0.6%
552			Unified Energy System, Issued by Deutsche Bank AG London-Corporate Action, Expires 12/31/2009 (6)(4)(3)	—
552			Unified Energy System, Issued by Deutsche Bank AG London-FAR EAST, Expires 12/31/2009 (6)(4)(3)	1,490,400
552			Unified Energy System, Issued by Deutsche Bank AG London-FSK, Expires 12/31/2009 (6)(4)(3)	7,352,187
552			Unified Energy System, Issued by Deutsche Bank AG London-InterRAO UES, Expires 12/31/2009 (6)(4)(3)	1,525,204
552			Unified Energy System, Issued by Deutsche Bank AG London-MRSK HLD, Expires 12/31/2009 (6)(4)(3)	8,280,000
552			Unified Energy System, Issued by Deutsche Bank AG London-OGK1, Expires 12/31/2009 (6)(4)(3)	3,697,600

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

EQUITY LINKED NOTES—Continued

			Russia—Continued
552			Unified Energy System, Issued by Deutsche Bank AG London-OGK2, Expires 12/31/2009 (6)(4)(3)	$1,821,197
552			Unified Energy System, Issued by Deutsche Bank AG London-OGK3, Expires 12/31/2009 (6)(4)(3)	1,850,354
552			Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (6)(4)(3)	3,220,042
552			Unified Energy System, Issued by Deutsche Bank AG London-OGK6, Expires 12/31/2009 (6)(4)(3)	1,853,439
552			Unified Energy System, Issued by Deutsche Bank AG London-OGK7 HYDRO, Expires 12/31/2009 (6)(4)(3)	12,027,771
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK1, Expires 12/31/2009 (6)(4)(3)	2,152,678
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK2, Expires 12/31/2009 (6)(4)(3)	702,321
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK3, Expires 12/31/2009 (6)(4)(3)	2,408,398
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK4, Expires 12/31/2009 (6)(4)(3)	945,835
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK6, Expires 12/31/2009 (6)(4)(3)	583,734
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK7, Expires 12/31/2009 (6)(4)(3)	1,304,674
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK8, Expires 12/31/2009 (6)(4)(3)	1,553,207
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK9, Expires 12/31/2009 (6)(4)(3)	706,207
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK10, Expires 12/31/2009 (6)(4)(3)	2,205,406
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009 (6)(4)(3)	266,362
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK12, Expires 12/31/2009 (6)(4)(3)	492,726
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK13, Expires 12/31/2009 (6)(4)(3)	612,604
552			Unified Energy System, Issued by Deutsche Bank AG London-TGK14, Expires 12/31/2009 (6)(4)(3)	107,237
				57,159,583
			Taiwan—0.2%
96,372			Cathay Financial, Issued by Citigroup, Expires 01/17/2012 (4)	186,576
6,181,285			Chunghwa Telecom, Issued by Deutsche Bank AG London, Expires 01/11/2018 (4)	15,651,014
5,842,855			Tatung Co, Issued by Deutsche Bank AG London, Expires 03/05/2018 (4)	2,088,295
				17,925,885
			TOTAL EQUITY LINKED NOTES (Cost $ 237,422,818)	221,579,379

Face Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—1.0%

		United States—1.0%
		U.S. Treasury Bills
59,500,000	USD	1.500 % due 08/14/2008 (7)	59,465,406
20,000,000	USD	1.720 % due 09/04/2008 (7)	19,970,400
25,000,000	USD	1.790 % due 09/18/2008 (7)	24,945,725
			104,381,531
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $ 104,363,847)	104,381,531

Share Amount

PREFERRED STOCKS—0.8%

Brazil—0.4%
1,942,361	Petroleo Brasileiro	44,499,528

Share Amount	(Percentage of Net Assets)	Currency	Description	Market Value

PREFERRED STOCKS—Continued

			Russia—0.4%
2,621,234			Sberbank	$4,718,221
27,940			Silvinit (6)	23,749,000
7,015,479			URSA Bank	7,015,479
				35,482,700
			Germany—0.0%
39,085			Fresenius SE (1)	3,183,521

			Philippines—0.0%
8,687,023			Ayala Land (6)	19,670
			TOTAL PREFERRED STOCKS (Cost $ 68,823,830)	83,185,419

RIGHTS—0.1%

			France—0.1%
1,273,582			Suez Environnement (3)	9,160,559

			Cyprus—0.0%
1,427,581			Bank of Cyprus (3)	—
			TOTAL RIGHTS (Cost $ 6,823,778)	9,160,559

Face Value

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—4.3%

		United States—4.3%
437,038,428	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $437,038,428)	437,038,428

REPURCHASE AGREEMENT—18.5%

		United States—18.5%
1,875,324,331	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2008, due 08/01/2008, with a maturity value of $1,875,371,215, and an effective yield of 0.90%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 2.606%-7.100%, maturities ranging from 01/23/2009-12/15/2034, and an aggregate market value of $1,912,858,314. (Cost $1,875,324,331)	1,875,324,331
		TOTAL INVESTMENTS—98.9% (Cost $9,927,814,718)	10,029,954,723
		OTHER ASSETS AND LIABILITIES (Net) —1.1%	108,750,468

		TOTAL NET ASSETS —100.0%	$10,138,705,191

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of Trustees.
(2)	All or portion of this security was on loan to brokers at July 31, 2008
(3)	Non-income producing security.
(4)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(5)	Affiliated Security
(6)	Illiquid security
(7)	Security has been pledged for futures collateral.
Aggregate cost for federal income tax purpose was $10,008,962,151.

Glossary of Currencies

USD	—	United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2008
Julius Baer International Equity Fund II

Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
07/27/09	AED	93,770,000	25,802,118	25,864,019	$(61,901)
09/12/08	AUD	166,357,432	155,562,472	156,129,925	(567,453)
08/18/08	CHF	109,223,243	104,239,152	103,978,587	260,565
09/18/08	CHF	125,161,160	119,477,610	120,262,854	(785,244)
09/02/08	EUR	73,418,631	114,352,715	114,877,398	(524,683)
09/18/08	EUR	33,958,822	52,844,503	52,432,421	412,082
09/26/08	EUR	25,990,000	40,425,660	41,077,195	(651,535)
09/11/08	HKD	2,683,776,906	344,224,009	344,473,160	(249,151)
08/19/08	HUF	14,709,674,550	98,386,560	94,808,627	3,577,933
09/22/08	HUF	26,922,463	179,159	173,135	6,024
08/28/08	INR	2,755,726,223	64,378,857	65,456,680	(1,077,823)
10/29/08	INR	324,205,589	7,505,324	7,635,553	(130,230)
08/08/08	JPY	8,700,051,319	80,530,331	83,191,979	(2,661,648)
08/20/08	JPY	39,812,336,580	368,773,882	381,990,692	(13,216,810)
09/24/08	JPY	14,011,809,817	130,057,500	130,463,779	(406,278)
10/22/08	JPY	530,634,445	4,933,338	4,997,593	(64,255)
08/04/08	KRW	104,853,870,450	103,588,366	103,187,912	400,454
08/25/08	KRW	40,720,246,228	40,194,039	39,984,531	209,508
09/04/08	KRW	95,229,653,810	93,963,032	94,174,895	(211,863)
10/24/08	KRW	16,195,266,272	15,948,856	15,877,712	71,144
11/04/08	KRW	9,624,216,640	9,475,110	9,496,957	(21,847)
07/27/09	SAR	95,724,000	25,637,343	25,701,168	(63,825)
08/07/08	TWD	1,216,832,765	39,713,431	40,213,912	(500,481)
08/18/08	TWD	3,438,221,179	112,158,577	113,465,157	(1,306,580)
08/21/08	TWD	834,285,600	27,211,768	27,597,936	(386,168)
10/16/08	TWD	1,000,235,173	32,695,972	33,159,898	(463,926)
10/21/08	TWD	1,085,964,795	35,507,031	36,144,610	(637,578)
Net unrealized depreciation on forward foreign exchange contracts to buy					$(19,051,569)

Forward Foreign Exchange Contracts to Sell

	Contracts to Deliver				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
09/22/08	CAD	25,697,244	25,040,027	25,171,167	131,140
09/22/08	CZK	448,558,692	29,195,133	28,883,367	(311,766)
09/02/08	EUR	140,145,076	218,282,059	215,999,999	(2,282,061)
09/16/08	EUR	140,701,763	218,975,661	216,000,000	(2,975,661)
09/18/08	EUR	78,852,605	122,705,279	121,811,504	(893,775)
09/22/08	EUR	121,375,764	188,834,344	187,015,849	(1,818,495)
09/26/08	EUR	91,137,582	141,758,248	141,518,437	(239,811)
09/18/08	GBP	42,397,542	83,671,694	82,887,195	(784,500)
08/19/08	HUF	14,709,674,550	98,386,560	90,117,901	(8,268,659)
09/22/08	HUF	26,922,463	179,159	168,476	(10,683)
08/20/08	JPY	5,432,504,512	50,320,226	51,004,643	684,417
08/04/08	KRW	104,853,870,450	103,588,366	103,661,760	73,394
08/21/08	MXN	488,674,219	48,548,338	46,549,712	(1,998,626)
08/19/08	PLN	220,320,347	106,902,256	99,586,570	(7,315,686)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(26,010,772)

Glossary of Currencies

AED	— United Arab Emirates Dirham
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling

HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
SAR	— Saudi Riyal
TWD	— New Taiwan Dollar

Julius Baer International Equity Fund II
SCHEDULE OF WRITTEN OPTIONS (Unaudited)	July 31, 2008

Written Options

Contracts		Currency	Strike Price	Market Value

49,750	Potash Corp of Saskatchewan Call, Expires 09/2008	CAD	200	$1,152,126
1,220,000	Compass C360 Null Call, Expires 09/2008	GBP	360	561,882
77,890	Sociedad Quimica y Minera De Chi Call, Expires 10/2008	USD	40	454,971
	Total written options (Premiums received $1,606,610)			$2,168,979

Glossary of Currencies

CAD – Canadian Dollar

GBP – Pound Sterling

USD – United States Dollar

Julius Baer Funds

Julius Baer International Equity Fund II

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2008

(Percentage of Net Assets)

At July 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Financials	23.1%	$2,349,160,593
Energy	8.5	861,327,787
Industrials	7.8	793,239,127
Materials	7.6	772,115,437
Consumer Discretionary	5.9	593,152,331
Consumer Staples	5.5	559,684,852
Telecommunications	5.5	552,896,230
Healthcare	4.7	473,971,368
Utilities	4.6	468,857,079
Information Technology	1.9	188,805,629
Cash & Cash Equivalents	23.8	2,416,744,290
Total Investments	98.9	10,029,954,723
Other Assets and Liabilities (Net)	1.1	108,750,468	*
Net Assets	100.0%	$10,138,705,191

* Other Assets and Liabilities (Net) include the margin requirements for $1,671,379,644 and notional market value for futures, which is 16.49% of net assets, and $(3,908,518) in market value for swaps, which is (0.04)% of net assets.

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value

CORPORATE BONDS—37.7%

			United States — 28.4%
			Abbott Laboratories
2,800,000	USD		4.350% due 03/15/2014 (1)	$2,710,142
1,050,000	USD		5.600% due 11/30/2017 (1)	1,060,917
				3,771,059
			AIG SunAmerica Global Financing VII
420,000	USD		5.850% due 08/01/2008 (2)	420,000

			Allstate Life Global Funding Trusts
1,560,000	USD		5.375% due 04/30/2013	1,562,457

			American Express Bank FSB
5,500,000	USD		5.550% due 10/17/2012	5,361,686

			American Express Credit
3,450,000	USD		5.875% due 05/02/2013	3,390,839

			American General
4,900,000	USD		7.500% due 08/11/2010	5,087,984

			American Honda Finance
6,000,000	USD		4.625% due 04/02/2013 (2)	5,785,884

			Anheuser-Busch Cos
4,660,000	USD		7.500% due 03/15/2012 (1)	4,875,334

			AT&T Inc
13,000,000	USD		5.500% due 02/01/2018 (1)	12,712,778

			Bank of America, Multi-Coupon
7,950,000	USD		8.000% due 12/29/2049 (1)(3)	7,345,633

			Bottling Group
3,055,000	USD		5.500% due 04/01/2016 (1)	3,092,295

			Bristol-Myers Squibb
3,970,000	USD		6.125% due 05/01/2038 (1)	3,817,496

			Burlington Northern Santa Fe
3,280,000	USD		6.150% due 05/01/2037 (1)	3,037,139

			Cargill Inc
5,000,000	USD		4.375% due 06/01/2013 (1)(2)	4,734,815

			Caterpillar Financial Services
3,850,000	USD		4.250% due 02/08/2013	3,781,820
			CIT Group
800,000	USD		7.625% due 11/30/2012	680,020
4,350,000	USD		5.400% due 01/30/2016	3,102,429
				3,782,449
			Citigroup Inc
5,200,000	USD		5.500% due 04/11/2013	5,084,602
1,300,000	USD		6.000% due 08/15/2017	1,231,571
				6,316,173
			Citigroup Inc, Multi-Coupon
4,960,000	USD		8.400% due 04/29/2049 (1)(3)	4,253,150

			Coca-Cola Co
4,790,000	USD		5.350% due 11/15/2017 (1)	4,822,668

			Comcast Corp
1,640,000	USD		6.300% due 11/15/2017 (1)	1,631,172
5,030,000	USD		6.950% due 08/15/2037 (1)	4,859,231
				6,490,403
			ConocoPhillips
4,810,000	USD		4.400% due 05/15/2013 (1)	4,729,360

			Consolidated Edison
2,570,000	USD		3.625% due 08/01/2008 (1)	2,570,000
2,400,000	USD		5.500% due 09/15/2016 (1)	2,378,825
7,250,000	USD		5.850% due 04/01/2018 (1)	7,309,986
				12,258,811

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value

CORPORATE BONDS—Continued

			United States—Continued
			Credit Suisse
5,020,000	USD		6.125% due 11/15/2011 (1)	$5,155,947
3,730,000	USD		4.875% due 01/15/2015	3,524,402
				8,680,349
			CVS/Caremark
4,260,000	USD		5.750% due 06/01/2017 (1)	4,171,775

			Devon Energy
2,340,000	USD		7.950% due 04/15/2032 (1)	2,742,225

			Eli Lilly
50,000	USD		5.550% due 03/15/2037 (1)	46,416

			Estee Lauder
4,300,000	USD		5.550% due 05/15/2017 (1)	4,167,582

			Florida Power & Light
1,530,000	USD		5.950% due 02/01/2038 (1)	1,500,604

			FPL Group Capital
650,000	USD		5.350% due 06/15/2013 (1)	663,094

			General Electric
8,110,000	USD		5.250% due 12/06/2017	7,871,339

			General Electric Capital
12,250,000	USD		4.800% due 05/01/2013	12,078,157

			GlaxoSmithKline Capital
4,950,000	USD		4.375% due 04/15/2014 (1)	4,796,253
5,600,000	USD		6.375% due 05/15/2038 (1)	5,591,852
				10,388,105
			Harley-Davidson Funding
8,180,000	USD		5.250% due 12/15/2012 (1)(2)	7,880,898
5,040,000	USD		6.800% due 06/15/2018 (1)(2)	4,879,491
				12,760,389
			HSBC Bank
3,740,000	USD		5.875% due 11/01/2034	3,246,290

			HSBC Finance
600,000	USD		4.125% due 12/15/2008	599,467

			IBM International Group Capital
5,820,000	USD		5.050% due 10/22/2012 (1)	5,962,549

			JPMorgan Chase
12,520,000	USD		4.750% due 05/01/2013	12,085,080

			JPMorgan Chase, Multi-Coupon
1,650,000	USD		7.900% due 12/31/2049 (1)(3)	1,530,764

			Kellogg Co
5,990,000	USD		5.125% due 12/03/2012 (1)	6,061,359

			Kohl’s Corp
1,180,000	USD		6.250% due 12/15/2017 (1)	1,127,230

			Kraft Foods
7,830,000	USD		6.125% due 02/01/2018	7,664,944

			Lehman Brothers
5,800,000	USD		5.625% due 01/24/2013	5,427,507

			Leland Stanford Junior University, Series A
500,000	USD		5.850% due 03/15/2009	507,668

			Litton Industries
4,380,000	USD		6.980% due 03/15/2036 (1)	4,718,167

			McCormick & Co
2,350,000	USD		5.750% due 12/15/2017 (1)	2,299,973

			McDonald’s Corp
4,850,000	USD		6.300% due 03/01/2038 (1)	4,782,507

			Merna Reinsurance, Series B
2,700,000	USD		4.551% due 07/07/2010 (3)(2)	2,576,070

			Merrill Lynch
11,400,000	USD		5.450% due 02/05/2013	10,585,390

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value

CORPORATE BONDS—Continued

			United States—Continued
			Metropolitan Life Global Funding I
3,130,000	USD		5.125% due 04/10/2013 (2)	$3,089,435

			Morgan Stanley
13,200,000	USD		5.950% due 12/28/2017	11,656,062

			National Rural Utilities Cooperative Finance
5,650,000	USD		5.750% due 12/01/2008	5,687,940
5,180,000	USD		5.450% due 02/01/2018 (1)	5,028,506
				10,716,446
			Nucor Corp
1,730,000	USD		5.000% due 06/01/2013 (1)	1,741,295

			Pacificorp
3,060,000	USD		6.100% due 08/01/2036 (1)	2,917,832

			Pfizer Inc
690,000	USD		4.500% due 02/15/2014	689,067

			Procter & Gamble
3,010,000	USD		5.550% due 03/05/2037 (1)	2,879,146

			Raytheon Co
3,710,000	USD		6.400% due 12/15/2018 (1)	3,866,555

			SC Johnson & Son
3,500,000	USD		5.750% due 02/15/2033 (2)	3,138,881

			Southern Co, Series A
5,130,000	USD		5.300% due 01/15/2012 (1)	5,243,368

			SunTrust Banks
4,000,000	USD		6.000% due 09/11/2017	3,783,612

			SYSCO Corp
7,040,000	USD		5.250% due 02/12/2018 (1)	7,065,893

			TIAA Global Markets
5,040,000	USD		4.950% due 07/15/2013 (1)(2)	4,999,665

			Time Warner Cable
6,400,000	USD		6.750% due 07/01/2018 (1)	6,465,690

			Toyota Motor Credit
9,610,000	USD		2.875% due 08/01/2008	9,610,000

			United Parcel Service
10,750,000	USD		6.200% due 01/15/2038 (1)	10,699,045

			UnitedHealth Group
2,950,000	USD		6.875% due 02/15/2038 (1)	2,688,376

			Verizon Communications
1,440,000	USD		5.500% due 02/15/2018 (1)	1,379,632

			Wachovia Corp
4,300,000	USD		5.750% due 06/15/2017	3,631,832
4,600,000	USD		5.750% due 02/01/2018	3,934,463
				7,566,295
			Wal-Mart Stores
2,270,000	USD		4.250% due 04/15/2013	2,260,255
5,620,000	USD		6.500% due 08/15/2037	5,667,585
				7,927,840
			Walgreen Co
5,430,000	USD		4.875% due 08/01/2013 (1)	5,424,939

			Wells Fargo
3,840,000	USD		4.375% due 01/31/2013	3,656,924
2,970,000	USD		5.625% due 12/11/2017	2,835,649
				6,492,573
			Wells Fargo Captial XIII, Multi-Coupon
4,860,000	USD		7.700% due 12/29/2049 (1)(3)	4,609,122

			Wyeth
3,150,000	USD		5.500% due 02/01/2014 (1)	3,190,802
3,250,000	USD		5.450% due 04/01/2017 (1)	3,246,419
				6,437,221
				376,763,223

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value

CORPORATE BONDS—Continued

			United Kingdom — 2.4%
			AstraZeneca PLC
2,400,000	USD		5.400% due 06/01/2014 (1)	2,456,798

			Diageo Capital
5,040,000	USD		5.125% due 01/30/2012 (1)	5,083,193

			Lloyds TSB
950,000	USD		6.267% due 12/31/2049 (1)(2)(3)	748,672

			Lloyds TSB, Multi-Coupon
2,550,000	USD		6.267% due 11/29/2019 (1)(2)(3)	2,014,322

			Royal Bank of Scotland, Multi-Coupon
4,900,000	USD		7.640% due 03/31/2049 (1)(3)	4,109,277

			SABMiller PLC
4,280,000	USD		6.200% due 07/01/2011 (1)(2)	4,404,274

			Standard Chartered Bank
6,800,000	USD		6.400% due 09/26/2017 (2)	6,372,042

			Vodafone Group
6,820,000	USD		6.150% due 02/27/2037 (1)	6,160,895
				31,349,473
			Canada — 1.3%
			Alcan Inc
5,000,000	USD		7.250% due 03/15/2031 (1)	5,160,550

			BP Canada Finance
6,940,000	USD		3.625% due 01/15/2009	6,970,050

			Thomson Reuters
4,800,000	USD		5.700% due 10/01/2014 (1)	4,722,490
				16,853,090
			Germany — 0.9%
			Deutsche Bank AG/London
9,740,000	USD		5.375% due 10/12/2012	9,828,829
1,610,000	USD		4.875% due 05/20/2013	1,581,834
				11,410,663
			Australia — 0.8%
			BHP Billiton Finance
6,790,000	USD		5.400% due 03/29/2017	6,409,101

			Rio Tinto Financial
4,700,000	USD		5.875% due 07/15/2013 (1)	4,759,413
				11,168,514
			France — 0.8%
			AXA SA
5,400,000	USD		8.600% due 12/15/2030	5,545,308

			Lafarge SA
2,670,000	USD		7.125% due 07/15/2036 (1)	2,333,105

			Veolia Environnement
2,100,000	USD		5.250% due 06/03/2013 (1)	2,100,250
				9,978,663

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value

CORPORATE BONDS—Continued

			Norway — 0.7%
			StatoilHydro ASA
5,000,000	USD		6.360% due 01/15/2009 (1)	$5,068,655
3,425,000	USD		6.700% due 01/15/2018 (1)	3,688,913
				8,757,568
			Netherlands — 0.6%
			Koninklijke Philips Electronics NV
8,250,000	USD		6.875% due 03/11/2038 (1)	8,508,811

			Brazil — 0.5%
			Embraer Overseas
3,250,000	USD		6.375% due 01/24/2017 (1)	3,107,813

			Petrobras International Finance
4,100,000	USD		5.875% due 03/01/2018 (1)	4,024,859
				7,132,672
			Chile — 0.5%
			Celulosa Arauco y Constitucion
3,600,000	USD		7.750% due 09/13/2011	3,861,137

			Transelec SA
3,000,000	USD		7.875% due 04/15/2011	3,219,423
				7,080,560
			Russia — 0.5%
			Norilsk Nickel Finance
3,500,000	USD		7.125% due 09/30/2009	3,581,655

			VTB Capital
3,300,000	USD		3.384% due 08/01/2008 (3)(2)	3,300,000
				6,881,655
			Mexico — 0.3%
			Monterrey Power
4,181,348	USD		9.625% due 11/15/2009 (1)(2)	4,526,309

			TOTAL CORPORATE BONDS (Cost $519,363,728)	500,411,201

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—36.9%

			Federal Home Loan Mortgage Corporation
1,590,878	USD		5.158% due 09/01/2035 (3)	1,617,289
2,132,981	USD		4.963% due 04/01/2036 (3)	2,136,859
3,635,515	USD		5.526% due 12/01/2036 (3)	3,683,457
883,321	USD		5.524% due 01/01/2037 (3)	895,088
5,565,368	USD		5.171% due 02/01/2037 (3)	5,602,215
3,013,119	USD		5.494% due 03/01/2037 (3)	3,052,701
1,255,960	USD		5.611% due 04/01/2037 (3)	1,270,953
3,431,402	USD		5.592% due 07/01/2037 (3)	3,475,007
10,184,092	USD		5.087% due 02/01/2038 (3)	10,114,076
				31,847,645
			Federal Home Loan Mortgage Corporation TBA
113,400,000	USD		6.500% due 08/01/2038	116,465,315

			Federal National Mortgage Association Corporation
32,920,000	USD		3.875% due 07/12/2013	32,726,002
969,313	USD		4.327% due 01/01/2034 (3)	979,096
3,544,573	USD		4.244% due 10/01/2034 (3)	3,554,291
56,986	USD		5.500% due 05/01/2035	55,961
119,610	USD		5.500% due 06/01/2035	117,460
2,743,160	USD		4.749% due 11/01/2035 (3)	2,798,864
2,144,709	USD		5.563% due 02/01/2036 (3)	2,179,195
784,734	USD		6.000% due 06/01/2036	791,437
146,776	USD		6.000% due 11/01/2036	147,688
870,241	USD		5.000% due 12/01/2036	828,506
801,087	USD		6.000% due 12/01/2036	806,068
1,368,956	USD		5.000% due 01/01/2037	1,303,304
2,335,617	USD		5.000% due 02/01/2037	2,220,189
2,184,248	USD		5.000% due 03/01/2037	2,077,678
2,753,826	USD		5.364% due 03/01/2037 (3)	2,793,952
4,132,346	USD		5.500% due 03/01/2037	4,052,239

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued

753,429	USD		6.000 % due 03/01/2037	$758,104
960,160	USD		5.000 % due 04/01/2037	912,708
9,154,174	USD		5.000 % due 05/01/2037	8,701,768
26,665	USD		6.000 % due 05/01/2037	26,821
1,207,163	USD		5.000 % due 06/01/2037	1,147,504
165,703	USD		5.500 % due 06/01/2037	162,352
13,057,587	USD		5.876 % due 06/01/2037 (3)	13,222,847
1,504,797	USD		6.000 % due 06/01/2037	1,513,600
965,243	USD		5.000 % due 07/01/2037	917,540
11,734,148	USD		5.500 % due 07/01/2037	11,496,850
453,743	USD		6.000 % due 07/01/2037	456,398
1,714,598	USD		5.500 % due 08/01/2037	1,680,551
5,648,739	USD		5.909 % due 08/01/2037 (3)	5,738,880
17,612,973	USD		6.000 % due 08/01/2037	17,716,010
927,768	USD		5.000 % due 09/01/2037	881,917
3,962,812	USD		6.000 % due 09/01/2037	3,985,994
373,680	USD		5.500 % due 10/01/2037	366,123
5,243,412	USD		5.647 % due 10/01/2037 (3)	5,325,265
1,452,464	USD		6.000 % due 10/01/2037	1,460,960
2,374,333	USD		5.500 % due 11/01/2037	2,326,318
11,752,060	USD		6.000 % due 11/01/2037	11,820,809
801,774	USD		5.500 % due 12/01/2037	785,560
5,192,190	USD		5.776 % due 12/01/2037 (3)	5,296,465
11,110,496	USD		5.826 % due 12/01/2037 (3)	11,254,585
8,135,534	USD		6.000 % due 12/01/2037	8,183,127
1,665,714	USD		5.000 % due 01/01/2038	1,583,393
8,250,179	USD		5.520 % due 01/01/2038 (3)	8,333,607
5,205,304	USD		5.500 % due 02/01/2038	5,099,517
9,380,348	USD		6.000 % due 02/01/2038	9,435,223
4,688,814	USD		5.000 % due 05/01/2038	4,456,620
2,890,012	USD		5.596 % due 01/01/2047 (3)	2,929,937
				205,409,283
			Federal National Mortgage Association Corporation TBA
26,300,000	USD		5.000 % due 08/01/2023	25,827,415
26,900,000	USD		5.500 % due 08/01/2038	26,324,179
11,530,000	USD		6.000 % due 09/01/2038	11,549,820
				63,701,414
			Government National Mortgage Association
49,506	USD		7.000 % due 04/15/2032	52,827
3,851,517	USD		6.000 % due 03/15/2037	3,901,065
2,262,237	USD		6.000 % due 04/15/2037	2,291,339
445,985	USD		6.000 % due 05/15/2037	451,723
4,027,691	USD		6.000 % due 06/15/2037	4,079,505
1,917,416	USD		6.000 % due 07/15/2037	1,942,083
1,158,771	USD		6.000 % due 09/15/2037	1,173,678
				13,892,220
			Government National Mortgage Association TBA
57,900,000	USD		6.000% due 08/01/2038	58,524,220
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $490,266,496)	489,840,097

ASSET BACKED SECURITIES—22.2%

			United States — 22.1%
			Banc of America Alternative Loan Trust
			Series 2004-10, Class 2CB1,
1,836,237	USD		6.000% due 11/25/2034 (1)	1,755,234

			Banc of America Commercial Mortgage
			Series 2002-2, Class A3,
2,000,000	USD		5.118 % due 07/11/2043 (1)	1,970,767
			Series 2006-2, Class A4,
10,270,000	USD		5.929 % due 05/10/2045 (1)(3)	9,784,985

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

ASSET BACKED SECURITIES—Continued

			United States—Continued
			Series 2006-5, Class A4,
8,500,000	USD		5.414% due 09/10/2047 (1)	$7,943,486
				19,699,238
			Bear Stearns Commercial Mortgage Securities
			Series 2007-PW16, Class A4,
11,200,000	USD		5.902% due 05/11/2017 (1)(3)	10,435,613
			Series 2006-PW14, Class A4,
3,205,000	USD		5.201% due 12/11/2038 (1)	2,940,460
			Series 2006-PW11, Class A4,
11,140,000	USD		5.623% due 03/11/2039 (1)(3)	10,546,314
			Series 2005-PWR8, Class A4,
13,100,000	USD		4.674% due 06/11/2041 (1)	12,065,280
				35,987,667
			Capital Auto Receivables Asset Trust
			Series 2006-1, Class A3,
1,632,333	USD		5.030% due 10/15/2009 (1)	1,636,890
			Series 2008-2, Class A2A,
6,530,000	USD		3.740% due 03/15/2011 (1)	6,550,519
				8,187,409

			Capital One Prime Auto Receivables Trust
			Series 2006-1, Class A3,
2,918,097	USD		4.990% due 09/15/2010 (1)	2,938,356

			Chase Issuance Trust Series 2005-A12, Class A,
5,640,000	USD		2.468% due 02/15/2011 (1)(3)	5,632,192

			Citibank Credit Card Issuance Trust
			Series 2008-A1, Class A1,
12,600,000	USD		5.350% due 02/07/2020 (1)	12,052,560

			CNH Equipment Trust
			Series 2006-B, Class A3,
1,636,543	USD		5.200% due 06/15/2010 (1)	1,647,299
			Series 2007-C, Class A3A,
5,000,000	USD		5.210% due 12/15/2011 (1)	5,100,547
				6,747,846
			Commercial Mortgage Pass Through Certificates
			Series 2006-C7, Class A4,
12,083,000	USD		5.961% due 06/10/2046 (1)(3)	11,591,597

			Credit Suisse Mortgage Capital Certificates
			Series 2007-7, Class 3A1,
8,013,596	USD		5.500% due 03/25/2023 (1)	7,511,434
			Series 2006-C4, Class A3,
10,600,000	USD		5.467% due 09/15/2039 (1)	9,914,543
			Series 2006-C5, Class A3,
10,200,000	USD		5.311% due 12/15/2039 (1)	9,423,146
				26,849,123
			GE Capital Commercial Mortgage Corporation
			Series 2002-1A, Class A3,
11,700,000	USD		6.269% due 12/10/2035 (1)	11,921,469

			Honda Auto Receivables Owner Trust
			Series 2005-5, Class A3,
328,716	USD		4.610% due 08/17/2009 (1)	329,148
			Series 2005-6, Class A3,
1,674,122	USD		4.850% due 10/19/2009 (1)	1,679,257
			Series 2006-1, Class A3
4,344,950	USD		5.070% due 02/18/2010 (1)	4,367,994
			Series 2008-1, Class A2,
4,070,000	USD		3.770% due 09/20/2010 (1)	4,077,440
				10,453,839

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

ASSET BACKED SECURITIES—Continued

			United States—Continued
			John Deere Owner Trust
			Series 2008-A, Class A1,
3,092,078	USD		2.741% due 05/08/2009 (1)	$3,092,541

			JPMorgan Chase Commercial Mortgage Securities Corporation
			Series 2002-CIB4, Class A3,
1,920,000	USD		6.162% due 05/12/2034 (1)	1,950,539

			Lehman Brothers - UBS Commercial Mortgage Trust
			Series 2001-C3, Class A2,
8,420,000	USD		6.365% due 12/15/2028 (1)	8,618,304

			Lehman Mortgage Trust
			Series 2007-10, Class 4A1,
9,505,816	USD		6.000% due 01/25/2027 (1)	9,458,287

			MASTR Alternative Loans Trust
			Series 2005-1, Class 1A1,
3,632,412	USD		5.500% due 02/25/2035 (1)	3,269,481
			Series 2007-HF1, Class 4A1,
6,274,904	USD		7.000% due 10/25/2047 (1)	6,186,664
				9,456,145
			MASTR Asset Securitization Trust
			Series 2007-2, Class A3,
5,891,863	USD		6.250% due 01/25/2038 (1)	5,793,358

			MBNA Credit Card Master Note Trust
			Series 2006-A1, Class A1,
3,120,000	USD		4.900% due 07/15/2011 (1)	3,147,652

			Merrill Auto Trust Securitization-Class A ,
			Series 2008-1, Class A2A
5,630,000	USD		4.270% due 12/15/2009 (1)	5,630,937

			Merrill Lynch/Countrywide Commercial Mortgage Trust
			Series 2007-9, Class A4,
5,300,000	USD		5.700% due 09/12/2049 (1)	4,891,879

			Morgan Stanley Capital I
			Series 2006-T23, Class A4,
2,600,000	USD		5.984% due 08/12/2041 (1)(3)	2,527,975
			Series 2006-IQ12, Class A4,
12,850,000	USD		5.332% due 12/15/2043 (1)	11,885,511
			Series 2007-IQ13, Class A4,
12,050,000	USD		5.364% due 03/15/2044 (1)	10,916,124
				25,329,610
			Morgan Stanley Dean Witter Capital I
			Series 2001-TOP3, Class A4,
480,017	USD		6.390% due 07/15/2033 (1)	489,871
			Series 2001-TOP5, Class A4,
5,200,000	USD		6.390% due 10/15/2035 (1)	5,308,085
			Series 2002-TOP7, Class A2,
7,500,000	USD		5.980% due 01/15/2039 (1)	7,561,931
				13,359,887
			Morgan Stanley Mortgage Loan Trust
			Series 2004-9, Class 1A,
2,988,934	USD		6.132% due 11/25/2034 (1)(3)	2,714,955

			PG&E Energy Recovery Funding LLC
			Series 2005-1, Class A2,
3,396,553	USD		3.870% due 06/25/2011 (1)	3,406,990

			Prime Mortgage Trust
			Series 2004-CL1, Class 1A1,
3,782,922	USD		6.000% due 02/25/2034 (1)	3,427,870

			Residential Accredit Loans
			Series 2003-QS10, Class A14,
2,341,069	USD		4.500% due 05/25/2033 (1)	2,152,366

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

ASSET BACKED SECURITIES—Continued

			United States—Continued
			SLM Student Loan Trust
			Series 2008-4, Class A1,
5,700,000	USD		3.480 % due 07/25/2013 (1)(3)	$5,701,163
			Series 2007-2, Class A1,
1,822,066	USD		2.780 % due 04/25/2014 (1)(3)	1,817,094
			Series 2008-7, Class A1,
5,980,000	USD		3.264 % due 10/27/2014 (1)(3)	5,956,641
			Series 2005-6, Class A3,
1,525,226	USD		2.850 % due 04/25/2018 (1)(3)	1,523,386
				14,998,284
			Small Business Administration
			Series 2005-P10B, Class 1,
2,008,281	USD		4.940 % due 08/10/2015 (1)	1,978,916
			Series 2006-P10A, Class 1,
3,236,177	USD		5.408 % due 02/10/2016	3,238,404
			Series 2007-P10A, Class 1,
6,115,060	USD		5.459 % due 02/10/2017	6,053,686
				11,271,006
			TIAA Seasoned Commercial Mortgage Trust
			Series 2007-C4, Class A3,
7,500,000	USD		6.093% due 08/15/2039 (1)(3)	7,348,826

			U-Haul S Fleet LLC
			Series 2007-BT1, Class BT,
3,377,537	USD		5.559% due 02/25/2020 (1)(2)	3,094,131
				292,960,097
			Russia — 0.1%
			CityMortgage MBS Finance B.V.
			Series 2006-1A, Class AFL
1,398,880	USD		4.059% due 09/10/2033 (1)(2)(3)	1,370,902
			TOTAL ASSET BACKED SECURITIES (Cost $303,488,840)	294,330,999

FOREIGN GOVERNMENT BONDS—3.7%

			Mexico — 3.1%
			Mexican Bonos
447,000,000	MXN		7.750% due 12/14/2017	$41,287,242

			Chile — 0.5%
			Republic of Chile
6,410,000	USD		6.875% due 04/28/2009	6,589,480

			France — 0.1%
			CCCE - Principal Certificate
1,400,000	USD		Zero Coupon due 05/01/2009	1,366,477
			TOTAL FOREIGN GOVERNMENT BONDS (Cost $48,058,838)	49,243,199

MUNICIPAL OBLIGATIONS—1.5%

			United States — 1.5%
			Texas State Transportation Commission Mobility Fund
10,340,000	USD		5.000% due 04/01/2031 (1)	10,437,506

			Washington State, Series A
9,160,000	USD		5.000% due 07/01/2032 (1)	9,258,012
			TOTAL MUNICIPAL OBLIGATIONS (Cost $19,631,269)	19,695,518

REPURCHASE AGREEMENT—14.9%

			United States—14.9%
198,513,683	USD		State Street Bank and Trust Repurchase Agreement, dated 07/31/2008, due 08/01/2008, with maturity value of $198,518,646, and an effective yield of 0.90%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 2.808%-5.599%, maturities ranging from 01/15/2036-05/15/2036, and an aggregate market value of $202,486,051. (Cost $198,513,683)	198,513,683

TOTAL INVESTMENTS—116.9% (Cost $1,579,322,854)	1,552,034,697
OTHER ASSETS AND LIABILITIES (Net) —(16.9)%	(224,615,792)

TOTAL NET ASSETS —100.0%	$1,327,418,905

Notes to the Portfolio of Investments.

(1)	Callable
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(3)	Variable Rate Security.
Aggregate cost for federal income tax purposes was $1,579,737,736.

Glossary of Currencies

MXN	— Mexican Peso
USD	— United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2008
Julius Baer Total Return Bond Fund

Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
06/02/09	AED	50,070,000	13,762,067	13,945,133	$(183,066)
09/30/08	AUD	33,392,631	31,147,970	32,046,863	(898,894)
09/12/08	CAD	14,912,158	14,532,425	14,640,000	(107,575)
09/23/08	CAD	13,289,207	12,949,183	13,050,000	(100,817)
10/03/08	CHF	26,336,240	25,142,835	25,770,000	(627,165)
10/17/08	EUR	12,410,152	19,281,818	19,700,000	(418,182)
09/30/08	HUF	1,884,600,000	12,526,283	12,353,173	173,111
09/25/08	JPY	1,539,875,600	14,293,997	14,358,818	(64,821)
10/02/08	JPY	4,776,601,155	44,357,878	45,360,000	(1,002,122)
11/04/08	JPY	1,409,885,376	13,117,149	13,170,000	(52,851)
08/14/08	NOK	74,063,260	14,408,744	14,420,000	(11,256)
10/01/08	NOK	129,538,782	25,083,379	25,290,000	(206,621)
08/28/08	RUB	592,000,000	25,242,092	24,187,948	1,054,144
Net unrealized depreciation on forward foreign exchange contracts to buy					$(2,446,115)

Forward Foreign Exchange Contracts to Sell

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/30/08	AUD	20,115,565	18,763,391	19,220,000	456,609
09/12/08	CAD	14,912,158	14,532,425	14,689,321	156,895
09/23/08	CAD	4,575,240	4,458,176	4,500,000	41,824
09/25/08	JPY	1,539,875,600	14,293,997	14,480,000	186,003
10/02/08	JPY	4,776,601,155	44,357,878	44,856,961	499,084
08/14/08	NOK	74,063,260	14,408,744	14,488,823	80,079
Net unrealized depreciation on forward foreign exchange contracts to sell					$1,420,494

Glossary of Currencies

AED	— United Arab Emirates Dirham
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Kroner
RUB	— New Russian Ruble

Julius Baer Funds

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2008

At July 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Corporate Bonds	37.7%	$500,411,201
U.S. Government and Agency Obligations	36.9	489,840,097
Asset Backed Securities	22.2	294,330,999
Foreign Government Bonds	3.7	49,243,199
Municipal Obligations	1.5	19,695,518
Cash & Cash Equivalents	14.9	198,513,683
Total Investments	116.9	1,552,034,697
Other Assets and Liabilities (Net)	(16.9)	(224,615,792)
Net Assets	100.0%	$1,327,418,905

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2008
Julius Baer Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—56.5%
			United States — 36.2%
			Advanced Medical Optics
1,510,000	USD		7.500% due 05/01/2017 (6)	$1,366,552
3,120,000	USD		3.250% due 08/01/2026 (6)	2,168,400
				3,534,952
			AGCO Corp
450,000	EUR		6.875% due 04/15/2014 (6)	656,475
			Airgas Inc
4,450,000	USD		7.125% due 10/01/2018 (1)(6)	4,483,375
			Alliant Techsystems
4,970,000	USD		6.750% due 04/01/2016 (6)	4,808,475
			Allison Transmission
3,632,000	USD		11.250% due 11/01/2015 (1)(6)	3,178,000
			Atlantic & Western Re, Series B
850,000	USD		9.041% due 01/09/2009 (1)(2)	844,220
			Biomet Inc
2,350,000	USD		10.000% due 10/15/2017 (6)	2,538,000
			Calabash Re II, Series A1
250,000	USD		11.214% due 01/08/2010 (1)(2)	248,875
			Calpine Generating
1,675,000	USD		Zero Coupon due 04/01/2010 (2)(3)(6)	92,125
			Carillon Ltd, Series A1
830,000	USD		12.776% due 01/08/2010 (1)(2)	828,299
			Case New Holland
2,910,000	USD		6.000% due 06/01/2009 (6)	2,910,000
			Chesapeake Energy
4,210,000	EUR		6.250% due 01/15/2017 (6)	5,846,100
			Church & Dwight
1,245,000	USD		6.000% due 12/15/2012 (6)	1,213,875
			Citigroup Capital XXI, Multi-Coupon
2,050,000	USD		8.300% due 12/21/2057 (2)(6)	1,876,623
			CMS Energy
2,800,000	USD		8.500% due 04/15/2011 (6)	2,969,506
			Community Health Systems
2,690,000	USD		8.875% due 07/15/2015 (6)	2,723,625
			Cooper-Standard Automotive
3,725,000	USD		7.000% due 12/15/2012 (6)	3,091,750
			CV Therapeutics
1,950,000	USD		3.250% due 08/16/2013 (6)	1,457,625
			DAE Aviation
3,675,000	USD		11.250% due 08/01/2015 (1)(6)	3,601,500
			Delphi Corp
1,500,000	USD		6.550% due 06/15/2006 (3)(6)	258,750
			Dex Media West, Series B
338,000	USD		9.875% due 08/15/2013 (6)	266,175
			Dresser-Rand Group
4,100,000	USD		7.375% due 11/01/2014 (6)	4,079,500
			Exide Technologies, Series B
4,235,000	USD		10.500% due 03/15/2013 (6)	4,065,600
			Ford Motor
2,940,000	USD		7.125% due 11/15/2025	1,352,400
			Ford Motor Credit
1,000,000	USD		7.375% due 02/01/2011	806,490
			Foundation Re, Series B
1,100,000	USD		4.645% due 01/06/2009 (1)(2)	1,087,735
			General Motors
3,550,000	USD		8.375% due 07/15/2033 (6)	1,766,125
			Hawker Beechcraft Acquisition
4,310,000	USD		9.750% due 04/01/2017 (6)	4,277,675

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued
			United States—Continued
			Helix 04
790,000	USD		8.201% due 06/30/2009 (1)(2)	$795,609
			Hertz Corp
3,825,000	USD		10.500% due 01/01/2016 (6)	3,346,875
			Hexcel Corp
3,155,000	USD		6.750% due 02/01/2015 (6)	3,068,237
			IASIS Healthcare Capital
3,470,000	USD		8.750% due 06/15/2014 (6)	3,496,025
			Intcomex Inc
2,415,000	USD		11.750% due 01/15/2011 (6)	2,173,500
			Invacare Corp
2,700,000	USD		9.750% due 02/15/2015 (6)	2,713,500
			Jarden Corp
2,750,000	USD		7.500% due 05/01/2017 (6)	2,406,250
			K Hovnanian Enterprises
1,100,000	USD		8.625% due 01/15/2017 (6)	742,500
			KB Home
3,000,000	USD		5.875% due 01/15/2015 (6)	2,475,000
1,275,000	USD		6.250% due 06/15/2015 (6)	1,067,813
				3,542,813
			Koppers Holdings, Multi-Coupon
1,491,000	USD		Zero Coupon due 11/15/2014 (2)(4)(6)	1,349,355
			Level 3 Financing
3,955,000	USD		9.250% due 11/01/2014 (6)	3,618,825
			MacDermid Inc
3,790,000	USD		9.500% due 04/15/2017 (1)(6)	3,486,800
			Meritage Homes
4,500,000	USD		7.000% due 05/01/2014 (6)	3,622,500
			Mystic Re, Series A
985,000	USD		8.982% due 12/05/2008 (1)(2)	962,247
			Nalco Co
3,560,000	USD		7.750% due 11/15/2011 (6)	5,304,537
			NewMarket Corp
4,545,000	USD		7.125% due 12/15/2016 (6)	4,431,375
			NRG Energy
3,451,000	USD		7.375% due 02/01/2016 (6)	3,356,097
			Redwood Capital X, Series D
870,000	USD		7.441% due 01/09/2009 (1)(2)(6)	871,697
			Residential Reinsurance
975,000	USD		9.399% due 06/06/2011 (1)(2)	972,611
			Stanadyne Corp, Series I
1,350,000	USD		10.000% due 08/15/2014 (6)	1,309,500
			Sunguard Data Systems
4,885,000	USD		10.250% due 08/15/2015 (6)	4,982,700
			Tartan Capital, Series B
675,000	USD		5.791% due 01/07/2009 (1)(2)	672,503
			Toll Corp
4,295,000	USD		8.250% due 02/01/2011 (6)	4,123,200
			Verso Paper, Series B
3,040,000	USD		9.125% due 08/01/2014 (6)	2,736,000
			Vought Aircraft Industries
5,890,000	USD		8.000% due 07/15/2011 (6)	5,462,975
			WCA Waste
3,505,000	USD		9.250% due 06/15/2014 (6)	3,487,475
			Wynn Las Vegas Capital
6,105,000	USD		6.625% due 12/01/2014 (6)	5,555,550
				143,455,106

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued
			Brazil — 3.5%
			CESP Companhia Energetica Sao Paulo
350,000	USD		9.250% due 08/11/2013 (1)	$380,625
7,320,000	BRL		9.750% due 01/15/2015 (1)	5,010,540
				5,391,165
			Independencia International
3,160,000	USD		9.875% due 05/15/2015 (1)	3,108,650
			ISA Capital do Brasil
2,430,000	USD		8.800% due 01/30/2017 (1)(6)	2,557,575
			Petrobras International Finance
1,780,000	USD		5.875% due 03/01/2018 (6)	1,747,378
1,000,000	USD		8.375% due 12/10/2018	1,167,500
				2,914,878
				13,972,268
			Russia — 3.5%
			ALROSA Finance
2,980,000	USD		8.875% due 11/17/2014 (1)	3,073,512
			Evraz Group
4,760,000	USD		8.250% due 11/10/2015 (1)(6)	4,462,500
			Norilsk Nickel Finance
560,000	USD		7.125% due 09/30/2009	573,065
			Sibacademfinance (Ursabk)
1,400,000	USD		12.000% due 12/30/2011	1,393,000
			TNK- BP Finance
1,915,000	USD		7.500% due 07/18/2016 (1)	1,742,650
3,025,000	USD		6.625% due 03/20/2017 (1)	2,571,250
				4,313,900
				13,815,977
			United Kingdom — 2.8%
			Ardagh Glass Finance
840,000	EUR		7.125% due 06/15/2017 (6)	1,074,700
			Ardagh Glass Finance BV
2,585,000	EUR		8.875% due 07/01/2013 (6)	3,750,919
			Eurus Ltd
645,000	USD		9.043% due 04/08/2009 (1)(2)	647,064
			Global Crossing UK Finance
2,167,000	GBP		11.750% due 12/15/2014 (6)	4,142,369
			Royal Bank of Scotland, Multi-Coupon
1,800,000	USD		7.640% due 08/02/2012 (2)(6)	1,509,530
				11,124,582
			Norway — 1.7%
			Biofuel Energy
2,900,000	USD		10.000% due 06/07/2012 (6)	2,610,000
			Sea Production
4,500,000	USD		6.935% due 02/14/2012 (1)(2)(6)	4,140,000
				6,750,000
			Netherlands — 1.7%
			Impress Holdings BV
1,655,000	EUR		8.088% due 09/15/2013 (2)(6)	2,333,675
			Sensata Technologies
3,795,000	EUR		9.000% due 05/01/2016 (6)	4,381,650
				6,715,325
			Germany — 1.2%
			Unitymedia GmbH
2,770,000	EUR		10.125% due 02/15/2015 (6)	4,197,638

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued
			Germany—Continued
705,000	EUR		10.375% due 02/15/2015 (1)(6)	$676,800
				4,874,438
			Hungary — 0.8%
			Invitel Holdings
680,573	EUR		13.213% due 04/15/2013 (1)(2)(6)	785,779
1,921,107	EUR		13.213% due 04/15/2013 (2)(6)	2,382,939
				3,168,718
			Greece — 0.8%
			Hellas Telecommunications
2,265,000	EUR		8.463% due 10/15/2012 (2)(6)	3,145,230
			Canada — 0.7%
			Gerdau Ameristeel
1,000,000	USD		10.375% due 07/15/2011 (6)	1,043,750
			Shaw Communications
1,000,000	CAD		7.500% due 11/20/2013 (6)	1,043,186
860,000	CAD		5.700% due 03/02/2017	797,107
				1,840,293
				2,884,043
			France — 0.7%
			Europcar Groupe
1,200,000	EUR		8.125% due 05/15/2014 (1)(6)	1,188,910
1,625,000	EUR		8.125% due 05/15/2014 (6)	1,609,983
				2,798,893
			Denmark — 0.7%
			Nordic Telephone
1,900,000	EUR		8.250% due 05/01/2016 (6)	2,668,027
			Spain — 0.5%
			Ono Finance
2,155,000	EUR		10.500% due 05/15/2014 (6)	2,202,332
			Kazakhstan — 0.4%
			KazakhGold Group
1,605,000	USD		9.375% due 11/06/2013 (6)	1,508,459
			Mexico — 0.3%
			Axtel SAB de CV
1,170,000	USD		7.625% due 02/01/2017 (1)(6)	1,172,925
			Chile — 0.3%
			Celulosa Arauco y Constitucion SA
1,180,000	USD		5.625% due 04/20/2015 (6)	1,147,754
			Australia — 0.3%
			Australis Ltd, Series 1
595,000	USD		6.784% due 02/03/2009 (1)(2)	598,987
			Australis Ltd, Series 2
495,000	USD		6.434% due 03/24/2009 (1)(2)	496,163
				1,095,150
			Ireland — 0.2%
			Osiris Capital, Series D3
1,000,000	USD		7.791% due 01/15/2010 (1)(2)	1,006,450
			Japan — 0.1%
			AKIBARE Ltd
485,000	USD		5.608% due 05/22/2012 (1)(2)	489,123
			Ukraine — 0.1%
			Rodovid Bank Series A, Multi-Coupon
1,500,000	UAH		11.250% due 09/22/2009 (2)(5)	321,580
			TOTAL CORPORATE BONDS (Cost $235,314,528)	224,316,380

BANK LOANS—16.6%

			United States — 13.5%
1,770,000	USD		Astoria Generating Company Acquisitions Zero Coupon due 02/23/2013	1,717,454

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

BANK LOANS—Continued
			United States—Continued
2,123,356	USD		6.560% due 08/23/2013	$2,038,422
				3,755,876
			ATP Oil & Gas
1,734,909	USD		8.500% due 12/27/2010	1,688,644
3,036,091	USD		8.500% due 12/26/2013	2,955,126
				4,643,770
			Covanta Energy
1,628,839	USD		2.583% due 02/10/2014	1,552,487
3,120,964	USD		4.244% due 02/10/2014	2,974,669
				4,527,156
			Delphi Corp
5,615,000	USD		8.500% due 12/31/2008	5,021,214
			Delta Air Lines
4,200,608	USD		5.713% due 04/30/2014	2,833,310
			Ford Motor
4,875,241	USD		5.460% due 12/16/2013	3,851,440
			Hawker Beechcraft
85,894	USD		4.696% due 03/26/2014	80,304
1,470,224	USD		4.801% due 03/26/2014	1,374,545
				1,454,849
			HBI Branded Apparel
4,480,000	USD		6.545% due 03/05/2014	4,383,868
			HCA Inc
4,328,838	USD		4.801% due 11/16/2012	4,067,376
			Helicon Cable
2,150,000	USD		5.790% due 07/05/2014	1,666,250
			NewPage Corp
5,424,870	USD		6.563% due 12/21/2014	5,375,129
			Progressive Moulded Products
2,078,462	USD		8.399% due 08/16/2011	530,008
			Spectrum Brands
109,077	USD		2.321% due 03/30/2013	97,670
4,329,086	USD		6.606% due 03/30/2013	3,876,337
				3,974,007
			TXU Corp
4,181,485	USD		6.236% due 10/10/2014	3,941,050
			Univision Communications
4,320,000	USD		5.028% due 09/29/2014	3,547,126
				53,572,429
			Netherlands — 1.8%
			UPC Broadband
8,082,095	EUR		6.437% due 12/31/2014	7,183,276
			Canada — 1.3%
			Great Canadian Gaming
5,143,871	USD		4.190% due 02/13/2014	4,976,695
			TOTAL BANK LOANS (Cost $71,125,873)	65,732,400

FOREIGN GOVERNMENT BONDS—3.6%

			Brazil — 1.9%
			Brazil Notas do Tesouro Nacional, Series F
4,980,000	BRL		10.000% due 01/01/2010	2,991,330
2,600,000	BRL		10.000% due 01/01/2012	1,484,701
				4,476,031

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

FOREIGN GOVERNMENT BONDS—Continued
			Brazil—Continued
			Brazil Notas do Tesouro Nacional, Series NTNB
5,164,316	BRL		6.000% due 08/15/2010	$3,270,136
				7,746,167
			Mexico — 1.1%
			Mexican Cetes, Series BI
35,835,150	MXN		Zero Coupon due 10/23/2008	3,503,544
7,000,000	MXN		Zero Coupon due 12/18/2008	675,420
				4,178,964
			Colombia — 0.6%
			Colombia Government International Bond
4,400,000,000	COP		12.000% due 10/22/2015	2,467,672
			TOTAL FOREIGN GOVERNMENT BONDS (Cost $13,039,706)	14,392,803

MUNICIPAL OBLIGATIONS—1.9%

			United States — 1.9%
			Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2
2,250,000	USD		6.000% due 06/01/2042 (6)	1,885,905
			Florida State Turnpike Authority, Turnpike Revenue, Series A
870,000	USD		5.000% due 07/01/2022	911,516
			Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series A
2,200,000	USD		5.000% due 07/01/2032	2,219,294
			Texas State Transportation Commission Mobility Fund, Series A
1,350,000	USD		4.750% due 04/01/2035	1,289,034
			University of California Revenue, Series L
1,375,000	USD		5.000% due 05/15/2040	1,383,635
			TOTAL MUNICIPAL OBLIGATIONS (Cost $7,758,747)	7,689,384

Share
Amount

INVESTMENT FUNDS—1.5%

			Canada — 1.5%
32,660	CAD		ARC Energy Trust	934,690
31,860	CAD		Crescent Point Energy Trust	1,074,892
26,570	CAD		NAL Oil & Gas Trust	384,735
21,690	CAD		Newalta Income Fund	403,323
22,600	CAD		Penn West Energy Trust	676,094
60,450	CAD		Progress Energy Trust	872,960
18,990	CAD		Vermilion Energy Trust	732,899
27,320	CAD		Zargon Energy Trust	683,033
			TOTAL INVESTMENT FUNDS (Cost $4,996,923)	5,762,626

FOREIGN GOVERNMENT COMPENSATION NOTE—0.1%

			Bulgaria — 0.1%
1,575,213	BGN		Bulgaria Regulation Compensation Vouchers	507,647

COMMON STOCKS—0.1%

			United States — 0.1%
28,233	USD		Federal Mogul Class A	435,353

WARRANT—0.0%
			Norway — 0.0%
136,474	USD		Biofuel Energy, Zero Coupon, (Cost $0)	—

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

COMMERCIAL PAPER—3.8%
			United States — 2.5%
			Coca-Cola Co
5,000,000	USD		1.000% due 09/16/2008	$4,985,305
			Kraft Foods
5,000,000	USD		2.551% due 08/07/2008	4,997,883
				9,983,188
			Finland — 1.3%
			Nokia Corp
5,000,000	USD		2.357% due 08/25/2008	4,992,167

			TOTAL COMMERCIAL PAPER (Cost $14,975,355)	14,975,355

REPURCHASE AGREEMENTS—16.2%

			United States—16.2%
64,191,154	USD		State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2008, due 08/01/2008, with a maturity value of $64,192,759 and an effective yield of 0.90%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 2.808% - 4.361%, maturities from 12/15/2034 - 01/01/2035 and an aggregate market value of $65,477,264. (Cost $64,191,154)	64,191,154
			TOTAL INVESTMENTS—100.3% (Cost $413,013,700)	398,003,102
			OTHER ASSETS AND LIABILITIES (Net) —(0.3)%	(1,241,390)

			TOTAL NET ASSETS —100.0%	$396,761,712

Notes to the Portfolio of Investments.

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(2)	Variable Rate Security.
(3)	Defaulted Security.
(4)	Step Bond
(5)	Illiquid security
(6)	Callable
Aggregate cost for federal income tax purposes was $413,047,557.

Glossary of Currencies

BGN	— Bulgarien Lev
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Columbia Peso
EUR	— Euro
GBP	— British Pound Sterling
MXN	— Mexican Peso
UAH	— Ukraine Hryvnia
USD	— United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2008
Julius Baer Global High Income Fund

Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
12/01/08	AED	7,746,900	2,115,838	2,170,000	$(54,162)
09/26/08	EUR	909,000	1,413,887	1,426,812	(12,925)
Net unrealized depreciation on forward foreign exchange contracts to buy					$(67,087)

Forward Foreign Exchange Contracts to Sell

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/26/08	CAD	4,900,000	4,774,463	4,829,014	54,550
09/26/08	EUR	31,585,495	49,129,068	48,713,158	(415,909)
09/26/08	GBP	2,400,000	4,733,378	4,692,048	(41,330)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(402,689)

Glossary of Currencies

AED	— United Arab Emirates Dirham
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling

Julius Baer Funds

Julius Baer Global High Income Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2008

(Percentage of Net Assets)

At July 31, 2008, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Corporate Bonds	56.5%	$224,316,380
Bank Loans	16.6	65,732,400
Commercial Paper	3.8	14,975,355
Foreign Government Bonds	3.6	14,392,803
Municipal Obligations	1.9	7,689,384
Investment Funds	1.5	5,762,626
Foreign Government Compensation Notes	0.1	507,647
Common Stock	0.1	435,353
Cash & Cash Equivalents	16.2	64,191,154
Total Investments	100.3	398,003,102
Other Assets and Liabilities (Net)	(0.3)	(1,241,390	)*
Net Assets	100.0%	$396,761,712

* Other Assets and Liabilities (Net) includes $(1,648,233) in market value for swaps, which is (0.42)% of net assets.

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2008
Julius Baer U.S. Microcap Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—96.6%

		Health Care Equipment & Services—14.9%
4,790		Abaxis Inc *	$95,273
4,570		Air Methods *	131,022
5,470		ArthroCare Corp *	115,636
4,410		Genoptix Inc *	128,551
3,610		Kensey Nash *	125,375
3,500		SonoSite Inc *	114,660
9,610		Volcano Corp *	145,784
			856,301
		Diversified Financials—11.9%
24,465		Epoch Holding	289,176
10,500		Evercore Partners-Class A	137,130
5,130		optionsXpress Holdings	127,275
12,030		TradeStation Group *	129,684
			683,265
		Semiconductors & Semiconductor Equipment—9.5%
3,560		ATMI Inc *	80,207
86,780		RF Micro Devices *	283,771
710		Standard Microsystems *	18,829
19,950		Zoran Corp *	164,986
			547,793
		Consumer Services—8.9%
35,964		Century Casinos *	106,813
23,316		Morton’s Restaurant *	152,487
5,480		Red Robin Gourmet Burgers *	136,069
23,780		Shuffle Master *	114,857
			510,226
		Energy—8.2%
4,400		BPZ Resources *	79,420
2,420		Carrizo Oil & Gas *	121,823
5,290		Matrix Service *	119,395
16,290		Quest Resource *	149,542
			470,180
		Capital Goods—7.4%
10,510		Beacon Roofing Supply *	140,624
7,733		Harbin Electric *	116,150
3,640		Middleby Corp *	170,352
			427,126
		Software & Services—5.9%
8,720		FalconStor Software *	60,255
21,770		Jupitermedia Corp *	26,124
9,650		RightNow Technologies *	155,269
3,000		Spss Inc *	99,150
			340,798
		Banks—5.0%
7,030		Home Bancshares	183,413
5,470		Smithtown Bancorp	103,602
			287,015
		Commercial & Professional Services—3.8%
54,980		GlobalOptions Group *	120,406
5,640		Korn/Ferry International *	98,700
			219,106
		Consumer Durables & Apparel—3.7%
4,080		Jakks Pacific *	89,678
5,740		Movado Group	123,410
			213,088

Share	(Percentage of			Market
Amount	Net Assets)		Description	Value

COMMON STOCKS—Continued

			Materials—3.7%
7,910			American Vanguard	$103,463
4,960			LSB Industries *	109,467
				212,930
			Retailing—3.4%
8,480			99 Cents Only Stores *	56,731
9,180			Zumiez Inc *	135,497
				192,228
			Technology Hardware & Equipment—3.2%
7,184			Cyberoptics Corp *	67,170
8,360			Electronics for Imaging *	117,124
				184,294
			Household & Personal Products—2.1%
3,480			WD-40 Co	118,912

			Real Estate—1.9%
15,240			Hersha Hospitality Trust REIT	108,204

			Food, Beverage & Tobacco—1.6%
2,196			Alico Inc	93,176

			Automobiles & Components—1.5%
12,970			Amerigon Inc *	85,861
			TOTAL COMMON STOCKS (Cost $6,025,861)	5,550,503

INVESTMENT FUND—1.0%

			Real Estate—1.0%
2,050			Ultra Real Estate ProShares (Cost $75,653)	57,851

Face
Value		Currency

REPURCHASE AGREEMENT—2.5%

142,806		USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2008, due 08/01/2008, with maturity value of $142,810, and an effective yield of 0.90%, collateralized by a U.S. Government and Agency Obligation, with a rate of 2.808%, a maturity of 12/15/2034, and an aggregate market value of $147,591. (Cost $142,806)	142,806
			TOTAL INVESTMENTS—100.1% (Cost $6,244,320)	5,751,160
			OTHER ASSETS AND LIABILITIES (Net) —(0.1)%	(6,768)

			TOTAL NET ASSETS —100.0%	$5,744,392

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
Aggregate cost for federal income tax purpose was $6,264,149.

Glossary of Currencies

USD	— United States Dollar

Julius Baer Funds

Julius Baer U.S. Microcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2008

(Percentage of Net Assets)

At July 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	19.7%	$1,130,736
Financials	18.8	1,078,484
Consumer Discretionary	17.4	1,001,403
Healthcare	14.9	856,301
Industrials	11.2	646,232
Energy	8.2	470,180
Materials	3.7	212,930
Consumer Staples	3.7	212,088
Cash & Cash equivalents	2.5	142,806
Total Investments	100.1	5,751,160
Other Assets and Liabilities (Net)	(0.1)	(6,768)
Net Assets	100.0%	$5,744,392

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2008
Julius Baer U.S. Smallcap Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—98.6%

		Health Care Equipment & Services—13.9%
5,120		Abaxis Inc *	$101,837
8,450		Align Technology *	84,584
9,270		ArthroCare Corp *	195,968
6,570		Cynosure Inc-Class A *	162,410
3,630		Gen-Probe Inc *	193,552
2,130		Integra LifeSciences *	97,256
2,220		NuVasive Inc *	124,697
			960,304
		Energy—9.2%
2,510		Arena Resources *	102,684
5,500		BPZ Resources *	99,275
2,280		Carrizo Oil & Gas *	114,775
870		Core Laboratories	112,761
2,490		Holly Corp	71,164
2,270		Oceaneering International *	137,653
			638,312
		Diversified Financials—8.6%
5,710		Calamos Asset Management-Class A	116,827
2,520		Greenhill & Co	154,803
2,220		Janus Capital	67,355
4,760		optionsXpress Holdings	118,096
4,810		Raymond James Financial	139,009
			596,090
		Capital Goods—7.6%
4,510		BE Aerospace *	115,817
12,920		Beacon Roofing Supply *	172,870
2,210		KHD Humboldt Wedag International *	58,587
3,840		Middleby Corp *	179,712
			526,986
		Semiconductors & Semiconductor Equipment—7.5%
4,370		ATMI Inc *	98,456
5,300		Hittite Microwave *	169,176
76,490		RF Micro Devices *	250,122
			517,754
		Materials—7.4%
1,700		Compass Minerals International	128,520
4,970		International Flavors & Fragrances	199,893
3,360		Intrepid Potash *	185,808
			514,221
		Retailing—6.9%
7,250		Dick’s Sporting Goods *	127,238
3,620		Guess? Inc	114,645
3,250		J. Crew *	93,470
6,810		LKQ Corp *	139,605
			474,958
		Consumer Services—5.8%
8,080		Cheesecake Factory *	113,766
22,530		Morton’s Restaurant *	147,346
4,230		Orient-Express Hotels-Class A	140,817
			401,929
		Consumer Durables & Apparel—5.5%
4,850		Jakks Pacific *	106,603
8,120		Jarden Corp *	195,124
2,610		Under Armour-Class A *	76,081
			377,808
		Software & Services—5.4%
2,940		Factset Research Systems	169,550

Share	(Percentage of			Market
Amount	Net Assets)		Description	Value

COMMON STOCKS—Continued

			Software & Services—Continued
17,820			Lawson Software *	$144,520
4,930			ValueClick Inc *	58,667
				372,737
			Food, Beverage & Tobacco—4.6%
2,830			J.M. Smucker	137,934
7,680			PepsiAmericas Inc	181,786
				319,720
			Banks—3.9%
6,910			Provident Financial Services	100,817
8,568			Valley National Bancorp	169,132
				269,949
			Pharmaceuticals & Biotechnology—3.4%
5,880			Cepheid Inc *	100,666
3,700			Perrigo Co	130,351
				231,017
			Technology Hardware & Equipment—2.8%
630			Mettler-Toledo International *	67,731
4,340			Nice Systems Sponsored ADR *	128,291
				196,022
			Media—2.5%
17,580			Lions Gate Entertainment *	173,163

			Commerical Services & Supplies—2.1%
5,980			Geo Group *	143,759

			Transportation—1.5%
4,510			Macquarie Infrastructure	101,114

			TOTAL COMMON STOCKS (Cost $ 7,307,712)	6,815,843

INVESTMENT FUND—1.0%

			Real Estate—1.0%
2,460			Ultra Real Estate ProShares (Cost $90,877)	69,421

Face
Value		Currency

REPURCHASE AGREEMENT—1.9%

134,810		USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2008, due 08/01/2008, with maturity value of $134,813, and an effective yield of 0.90%, collateralized by a U.S. Government and Agency Obligation, with a rate of 2.808%, a maturity of 12/15/2034, and an aggregate market value of $140,726. (Cost $134,810)	134,810
			TOTAL INVESTMENTS—101.5% (Cost $7,533,399)	7,020,074
			OTHER ASSETS AND LIABILITIES (Net) —(1.5)%	(106,014)

			TOTAL NET ASSETS —100.0%	$6,914,060

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt
*	Non-income producing security.
Aggregate cost for federal income tax purposes was $7,537,775.

Glossary of Currencies

USD	— United States Dollar

Julius Baer Funds

Julius Baer U.S. Smallcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2008

(Percentage of Net Assets)

At July 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Consumer Discretionary	20.7%	$1,427,858
Healthcare	17.2	1,191,321
Information Technology	16.7	1,155,934
Financials	12.5	866,039
Industrials	11.2	771,859
Energy	9.2	638,312
Materials	7.4	514,221
Consumer Staples	4.6	319,720
Cash & Cash Equivalents	2.0	134,810
Total Investments	101.5	7,020,074
Other Assets and Liabilities (Net)	(1.5)	(106,014)
Net Assets	100.0%	$6,914,060

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2008

Julius Baer U.S. Midcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value

COMMON STOCKS—100.9%
		Diversified Financials—12.0%
630		Greenhill & Co	$38,701
1,840		IntercontinentalExchange Inc *	183,632
4,600		Janus Capital	139,564
1,140		Nymex Holdings	93,457
5,010		Raymond James Financial	144,789
2,710		T Rowe Price	162,194
			762,337
		Retailing—9.4%
2,250		Abercrombie & Fitch-Class A	124,245
3,160		GameStop Corp-Class A *	128,012
4,170		Guess? Inc	132,064
4,990		LKQ Corp *	102,295
3,070		Tiffany & Co	116,015
			602,631
		Energy—9.3%
1,670		Forest Oil *	95,240
1,260		Hess Corp	127,764
2,570		Holly Corp	73,451
2,180		Noble Corp	113,077
1,450		SandRidge Energy *	70,890
1,590		Ultra Petroleum *	113,494
			593,916
		Materials—9.2%
1,640		Air Products & Chemicals	156,145
3,470		International Flavors & Fragrances	139,563
3,540		Intrepid Potash *	195,762
1,580		PPG Industries	95,811
			587,281
		Semiconductors & Semiconductor Equipment—9.0%
11,210		Maxim Integrated Products	220,164
2,180		MEMC Electronic Materials *	100,738
12,980		Nvidia Corp *	148,491
31,830		RF Micro Devices *	104,084
			573,477
		Health Care Equipment & Services—7.9%
1,090		CR Bard	101,196
1,750		Express Scripts *	123,445
2,950		Gen-Probe Inc *	157,294
1,810		Zimmer Holdings *	124,727
			506,662
		Software & Services—7.1%
4,570		Activision Blizzard *	164,429
4,210		Akamai Technologies *	98,261
1,960		Factset Research Systems	113,033
4,030		Yahoo! Inc *	80,157
			455,880
		Capital Goods—5.9%
1,260		AGCO Corp *	75,411
5,319		BE Aerospace *	136,592
770		SunPower Corp-Class A *	60,653
2,440		Textron Inc	106,067
			378,723
		Consumer Durables & Apparel—5.0%
5,400		Coach Inc *	137,754
7,560		Jarden Corp *	181,667
			319,421

Share Amount	(Percentage of Net Assets)	Description	Market Value

COMMON STOCKS—Continued
		Commerical Services & Supplies—3.9%
4,450		Corrections Corp of America *	$124,733
2,040		Stericycle Inc *	121,890
			246,623
		Pharmaceuticals & Biotechnology—3.8%
1,310		Celgene Corp *	98,892
4,090		Perrigo Co	144,091
			242,983
		Real Estate—3.8%
1,320		AvalonBay Communities REIT	131,617
2,320		Rayonier Inc REIT	108,391
			240,008
		Telecommunication Services—3.3%
3,870		NII Holdings *	211,534

		Technology Hardware & Equipment—2.8%
1,650		Mettler-Toledo International *	177,391

		Food, Beverage & Tobacco—2.7%
7,150		PepsiAmericas Inc	169,240

		Transportation—2.4%
1,440		Canadian Pacific Railway	90,446
1,250		CH Robinson Worldwide	60,250
			150,696
		Banks—1.7%
6,660		New York Community Bancorp	110,689

		Consumer Services—1.7%
7,520		Cheesecake Factory *	105,882
		TOTAL COMMON STOCKS (Cost $6,462,354)	6,435,374

Face
Value	Currency

REPURCHASE AGREEMENT—1.9%

120,569	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2008, due 08/01/2008, with a maturity value of $120,572, and an effective yield of 0.90%, collateralized by a U.S. Government and Agency Obligation, with a rate of 2.808%, a maturity of 12/15/2034, and an aggregate market value of $123,564. (Cost $120,569)	120,569
		TOTAL INVESTMENTS—102.8% (Cost $6,582,923)	6,555,943
		OTHER ASSETS AND LIABILITIES (Net) —(2.8)%	(176,076)

		TOTAL NET ASSETS —100.0%	$6,379,867

Notes to the Portfolio of Investments.

REIT	Real Estate Investment Trust
*	Non-income producing security.
Aggregate cost for federal income tax purposes was $6,620,956.

Glossary of Currencies

USD	— United States Dollar

Julius Baer Funds

Julius Baer U.S. Midcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2008

(Percentage of Net Assets)

At July 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	18.9%	$1,206,749
Financials	17.4	1,113,033
Consumer Discretionary	16.1	1,027,933
Industrials	12.2	776,043
Healthcare	11.8	749,644
Energy	9.3	593,916
Materials	9.2	587,281
Telecommunications	3.3	211,534
Consumer Staples	2.7	169,241
Cash & Cash Equivalents	1.9	120,569
Total Investments	102.8	6,555,943
Other Assets and Liabilities (Net)	(2.8)	(176,076)
Net Assets	100.0%	$6,379,867

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2008

Julius Baer U.S. Multicap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value

COMMON STOCKS—99.3%
		Energy—10.6%
2,130		Carrizo Oil & Gas *	$107,224
650		Devon Energy	61,679
1,220		Hess Corp	123,708
2,590		Holly Corp	74,022
810		National-Oilwell Varco *	63,690
2,110		Noble Corp	109,446
1,510		Ultra Petroleum *	107,784
			647,553
		Semiconductors & Semiconductor Equipment—9.4%
11,430		Maxim Integrated Products	224,485
2,110		MEMC Electronic Materials *	97,503
8,360		Nvidia Corp *	95,639
29,570		RF Micro Devices *	96,694
2,590		Texas Instruments	63,144
			577,465
		Diversified Financials—9.2%
3,640		American Express	135,117
1,770		IntercontinentalExchange *	176,646
1,100		Nymex Holdings	90,178
2,740		T Rowe Price	163,989
			565,930
		Pharmaceuticals & Biotechnology—7.6%
1,260		Celgene Corp *	95,117
2,600		Genentech *	247,650
2,760		Teva Pharmaceutical Industries Sponsored ADR	123,759
			466,526
		Software & Services—7.3%
3,620		Activision Blizzard *	130,248
250		Google Inc - Class A *	118,437
1,600		Visa Inc - Class A	116,896
4,070		Yahoo! Inc *	80,952
			446,533
		Materials—6.8%
1,370		Intrepid Potash *	75,761
350		Potash Corporation of Saskatchewan	71,494
1,520		PPG Industries	92,173
1,270		Praxair Inc	119,037
140		Rio Tinto Sponsored ADR	58,464
			416,929
		Retailing—6.7%
2,510		Best Buy	99,697
3,210		Guess? Inc	101,661
2,140		Target Corp	96,792
3,060		Tiffany & Co	115,637
			413,787
		Technology Hardware & Equipment—5.7%
960		Apple Inc *	152,592
1,260		Mettler-Toledo International *	135,462
2,180		Nokia Corp Sponsored ADR	59,558
			347,612
		Capital Goods—5.4%
1,670		Emerson Electric	81,329
1,950		Middleby Corp *	91,260
710		SunPower Corp-Class A *	55,927
2,350		Textron Inc	102,154
			330,670

Share Amount	(Percentage of Net Assets)	Description	Market Value

COMMON STOCKS—Continued
		Health Care Equipment & Services—5.3%
1,000		CR Bard	$92,840
2,200		Medco Health Solutions *	109,076
1,760		Zimmer Holdings *	121,282
			323,198
		Consumer Durables & Apparel—4.2%
5,230		Coach Inc *	133,417
5,230		Jarden Corp *	125,677
			259,094
		Telecommunication Services—4.0%
2,250		American Tower-Class A *	94,275
2,720		NII Holdings *	148,675
242,950
		Food, Beverage & Tobacco—3.8%
6,890		PepsiAmericas Inc	163,086
1,410		Philip Morris International	72,827
			235,913
		Transportation—3.2%
950		Burlington Northern Santa Fe	98,924
1,200		FedEx Corp	94,608
			193,532
		Commerical Services & Supplies—2.7%
2,720		Stericycle Inc *	162,520

		Household & Personal Products—2.0%
1,850		Procter & Gamble	121,138

		Media—1.6%
3,170		Walt Disney	96,210

		Food & Staples Retailing—1.3%
2,250		CVS Caremark	82,125

		Real Estate—1.3%
810		AvalonBay Communities REIT	80,765

		Consumer Services—1.2%
5,380		Cheesecake Factory *	75,750
		TOTAL COMMON STOCKS (Cost $6,030,878)	6,086,200

Face
Value	Currency

REPURCHASE AGREEMENT—2.2%

138,014	USD	State Street & Trust Company Repurchase Agreement, dated 07/31/2008, due 08/01/2008 with a maturity value of $138,017 and an effective yield of 0.90%, collateralized by a U.S. Government and Agency Obligation, with a rate of 2.808%, a maturity of 12/15/2034 and an aggregate market value of $144,158. (Cost $138,014)	138,014
		TOTAL INVESTMENTS—101.5% (Cost $6,168,892)	6,224,214
		OTHER ASSETS AND LIABILITIES (Net) —(1.5)%	(92,436)

		TOTAL NET ASSETS —100.0%	$6,131,778

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
Aggregate cost for federal income tax purposes was $6,206,803.

Glossary of Currencies

USD	— United States Dollar

Julius Baer Funds

Julius Baer U.S. Multicap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2008

(Percentage of Net Assets)

At July 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	22.4%	$1,371,610
Consumer Discretionary	13.8	844,842
Healthcare	12.9	789,723
Industrials	11.2	686,722
Energy	10.6	647,553
Financials	10.4	646,695
Consumer Staples	7.2	439,176
Materials	6.8	416,929
Telecommunications	4.0	242,950
Cash & Cash Equivalents	2.2	138,014
Total Investments	101.5	6,224,214
Other Assets and Liabilities (Net)	(1.5)	(92,436)
Net Assets	100.0%	$6,131,778

JULIUS BAER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

a) Portfolio Valuation: Each Fund’s investments are valued at market. Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to the closing of a foreign exchange is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Directors, the Trust’s Board of Trustees (each a “Board” and collectively, the “Boards”) or their respective delegates. Debt securities, including bank loans (other than government securities and short-term obligations) are valued by independent pricing services approved by the Board of each respective Fund. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the respective Board.  To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options, swaps, and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine a fair value price, subject to the approval of the respective Board, based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period.  Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the adviser. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded.

e) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty.  Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as Cash on deposit for broker.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts (see Note 5 for outstanding futures contracts at July 31, 2008).

The Funds may also enter into swap contracts that function similar to futures contracts (synthetic futures) to gain exposure or protect against changes in security values.  Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash.  These amounts are included on the Statement of Assets and Liabilities as Cash on deposit for broker.  The Funds are exposed to the credit risk of the counterparty in addition to the risks described above.  The accounting treatment of such contracts is similar to that described above for standard futures contracts.  The Funds disclose synthetic futures with other futures contracts.

f) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received.  When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will only write covered options. There were no written options for the period ended July 31, 2008.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss.  When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.  When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.  When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

g) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be “long” a third-party credit risk, and the other counterparty to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Asset and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement.

The Global Equity Fund, International Equity Fund, International Equity II and Global High Income Fund, engaged in swap transactions during the period ending July 31, 2008.

The Global Equity Fund has entered into the following swap agreements:

A Total Return Swap Agreement with Merrill Lynch & Co., Inc.  whereby this Fund will receive the monthly return on a basket of securities from the Dow Jones STOXX 600 Banks Supersector Price Index. In exchange, this Fund will make payments equal to the monthly return of the EUR-LIBOR-BBA times the notional amount. The value of the contract, which terminates on July 27, 2009, is recorded as unrealized depreciation of $22,017 at July 31, 2008.

The International Equity Fund has entered into the following swap agreements:

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax, plus the 6 month LIBOR on the initial exchange amount (50% of notional amount). In exchange, this Fund will make semi-annual payments equal to 2.10% on the 2,778,000,000 JPY face value plus the repo spread of 0.75% on 2,650,000,000 JPY plus a spread of 0.40% on the same notional amount. The value of the contract, which terminates on June 17, 2013, is recorded as unrealized appreciation of $2,515,358 at July 31, 2008.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax, plus the 6 month LIBOR on the initial exchange amount (50% of notional amount). In exchange, this Fund will make semi-annual payments equal to 2.10% on the 2,778,000,000 JPY face value plus the repo spread of 0.75% on 2,650,000,000 JPY plus a spread of 0.40% on the same notional amount. The value of the contract, which terminates on June 17, 2013, is recorded as unrealized appreciation of $2,575,321 at July 31, 2008.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on 1,961,000,000 JPY face value plus the repo spread of 0.35% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $9,571,041 at July 31, 2008.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on 1,961,000,000 JPY face value plus the repo spread of 0.35% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $9,238,303 at July 31, 2008.

A Total Return Swap Agreement with ING Bank N.V. whereby this fund will receive the notional amount multiplied by the return on SC Impact Bucuresti, variable rate 0.10%, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay net coupon amounts on the notional amount converted into euro at a specified foreign exchange rate. The value of the contract, which expires on February 1, 2009 is recorded as unrealized depreciation for open contracts of $82,392 at July 31, 2008.

A Total Return Swap Agreement with Merrill Lynch & Co., Inc.  whereby this Fund will receive the monthly return on a basket of securities from the Dow Jones STOXX 600 Banks Supersector Price Index. In exchange, this Fund will make payments equal to the monthly return of the EUR-LIBOR-BBA times the notional amount. The value of the contract, which terminates on July 27, 2009, is recorded as unrealized depreciation of $7,855,603 at July 31, 2008.

The International Equity II Fund has entered into the following swap agreements:

A Total Return Swap Agreement with Merrill Lynch & Co., Inc.  whereby this Fund will receive the monthly return on a basket of securities from the Dow Jones STOXX 600 Banks Supersector Price Index. In exchange, this Fund will make payments equal to the monthly return of the EUR-LIBOR-BBA times the notional amount. The value of the contract, which terminates on July 27, 2009, is recorded as unrealized depreciation of $3,908,518 at July 31, 2008.

The Global High Income Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with JPMorgan Chase Bank, N.A. whereby this Fund will receive the notional amount of $2,000,000 multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of K. Hovnanian Enterprises, Inc., 6.500% due January 15, 2014. The value of the contract, which expires September 20, 2012 is unrealized depreciation for open swap contracts of $245,708 at July 31, 2008.

A Credit Default Swap Agreement with Goldman Sachs whereby this Fund will receive the notional amount of $1,000,000 multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of CDX HY 9, 3.750% due December 20, 2012. The value of the contract, which expires December 20, 2012 is the unrealized depreciation for open swap contracts of $92,503 at July 31, 2008.

A Credit Default Swap Agreement with Merrill Lynch & Co., Inc. whereby this Fund will receive the notional amount of $10,000,000 multiplied by 0.10% per year. In exchange this Fund will pay the notional amount upon a default of CDX HY 10, 5.0% due June 20, 2013. The value of the contract, which expires June 20, 2013 is the unrealized depreciation for open swap contracts of $662,500 at July 31, 2008.

A Credit Default Swap Agreement with Credit Suisse International whereby this Fund will receive the notional amount of $7,000,000 multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of CDX NA HY 9, 3.750% due December 20, 2012. The value of the contract, which expires December 20, 2012 is unrealized depreciation for the open swap contracts of $647,522 at July 31, 2008.

h) Securities lending: The Global Equity Fund, the International Equity Fund, the International Equity Fund II, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Julius Baer Investment Management LLC (“JBIM” or “Adviser”) to be creditworthy, subject to certain limitations.  Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio.  These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral.  These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

i) Securities transactions and investment income: Securities transactions are recorded as of the trade date.  Realized gains and losses from securities transactions are recorded on the identified cost basis.  Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method.  Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of dividend distribution. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

j) Bank Loans: The Global High Income Fund may invest in Bank Loans. Bank Loans include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Global High Income Fund may enter into certain credit agreements all or a portion of which may be unfunded.  The Fund is obligated to fund these commitments at the borrower’s discretion.  There was no unfunded commitment at July 31, 2008.

2. Net Unrealized Tax Appreciation/Depreciation

At July 31, 2008, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net unrealized Appreciation/ (Depreciation)
Global Equity Fund	$127,160,920	$3,588,403	$(9,336,897)	$(5,748,494)
International Equity Fund	14,787,684,750	4,249,852,512	(1,120,516,682)	3,129,335,830
International Equity Fund II	10,008,962,151	720,756,459	(699,763,887)	20,992,572
Total Return Bond Fund	1,579,737,736	4,671,551	(32,374,590)	(27,703,039)
Global High Income Fund	413,047,557	4,858,445	(19,902,900)	(15,044,455)
U.S. Microcap Fund	6,264,149	355,276	(868,265)	(512,989)
U.S. Smallcap Fund	7,537,775	332,397	(850,098)	(517,701)
U.S. Midcap Fund	6,620,956	540,873	(605,886)	(65,013)
U.S. Multicap Fund	6,206,803	513,094	(495,683)	17,411

3.  Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Global Equity Fund’s investments in securities of these issuers for the period ended July 31, 2008, is set forth below:

Affiliate	Shares Held July 31, 2008	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Market Value July 31, 2008
Komercni Banka	8,127	$610,707	$—	$174,203	$2,066,119

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of International Equity Fund’s investments in securities of these issuers for the period ended July 31, 2008, is set forth below:

Affiliate	Shares Held July 31, 2008	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Market Value July 31, 2008
Agora SA	4,274,721	$62,253,314	$—	$839,868	$71,530,368
AIK Banka	422,120	22,039,121	924,872	—	56,953,446
Alfa Cement	437,925	28,485,595	—	—	59,557,800
Bank Forum	8,916,599	33,327,186	—	—	23,879,483
Bank of Georgia
Registered Shares GDR	2,380,062	71,914,104	—	—	43,912,144
Biofarm Bucuresti	55,757,997	3,080,004	35,858	—	6,632,995
Cemacon SA	13,167,198	2,546,665	—	—	2,076,617
Chimimport AD	10,695,610	93,486,406	—	—	67,487,456
Clear Media	34,129,602	31,287,786	—	—	22,266,638
Compania Hoteliera
Intercontinental Romania	62,668,800	6,988,428	—	—	4,311,723
Condmag SA	11,250,200	3,076,022	—	—	4,044,948
Copeinca ASA	3,292,006	36,825,099	—	—	27,163,184
Dafora SA	66,191,800	7,210,934	—	—	7,345,340
DZI Insurance	354,861	24,586,655	—	—	36,800,552
Dragon Ukrainian Properties & Development	13,337,906	30,240,102	737,840	—	22,419,802
Impact Developer & Contractor	169,124,951	23,987,070	—	—	14,939,239
Komercni Banka	2,126,273	228,683,442	—	45,365,091	540,560,262
Kyivmedpreparat	115,161	9,154,020	—	—	4,194,402
Marine Farms	1,966,882	8,726,198	—	—	8,832,212
Marseille-Kliniken AG	723,632	14,130,968	—	158,487	10,161,847
Mediclin AG	1,832,860	9,897,927	—	—	7,688,390
Oranta	701,461	15,100,147	—	—	5,710,878
Polska Grupa
Farmaceutyczna	1,071,000	27,340,223	—	—	34,001,602
Royal UNIBREW	376,560	32,705,356	—	787,651	35,202,091
Siderurgica Venezolana
Sivensa SACA	2,680,386	11,481,331	—	1,123,433	36,573,981
Sparki Eltos AD Lovetch	1,425,011	17,456,168	—	—	9,093,880
Tigar Pirot ad	130,820	3,761,501	—	—	3,330,543
Toza Markovic ad Kikinda	78,160	4,264,296	—	—	5,232,336
Ukrinbank	1,153,346,022	—	2,323,366	—	9,884,058
Veropharm	602,071	20,530,861	—	—	28,598,373
Zambeef Products	9,363,990	7,774,084	—	146,670	17,303,748
					1,227,690,338

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of International Equity II Fund’s investments in securities of these issuers for the period ended July 31, 2008, is set forth below:

Affiliate	Shares Held July 31, 2008	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Market Value July 31, 2008
Komercni Banka	1,101,524	$64,346,108	$—	$12,393,500	$280,039,347

4.  Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

5.  Financial Futures Contracts

The following financial futures contracts were outstanding as of July 31, 2008

Expiration Date		Contracts	Description	Position	Notional Current Market Value	Net Unrealized Appreciation (Depreciation)
International Equity Fund:
*	08/08	4,417	TAIEX	Long	$201,938,128	$3,230,940
	08/08	1,475	CAC40 10 EURO	Long	101,317,748	7,938,394
	09/08	837	NIKKEI 225	Long	103,458,574	(5,708,740)
	09/08	35,672	FIN FUT DJ EURO STOXX 50	Long	1,880,657,864	(14,065,776)
	09/08	966	DAX Index	Long	245,862,217	(13,169,150)
	09/08	882	SPI 200	Long	103,239,347	(8,361,603)
	09/08	1,492	FTSE 100 Index	Long	159,759,717	(14,612,706)
	09/08	1,761	TOPIX Index	Long	212,049,915	(12,038,965)
	08/08	(8,124)	S&P CNX NIFTY	Short	(70,175,112)	(1,150,618)
**	09/08	(4,675)	MSCI Russia Index	Short	(146,678,125)	568,914
***	09/08	(19,679)	EIS RTS Index	Short	(77,145,616)	9,355,397
	09/08	(465)	FTSE 100 Index	Short	(49,791,065)	(143,229)
	08/08	(2,306)	NIKKEI 225	Short	(153,752,550)	5,179,184
	09/08	(1,031)	S&P/TSE 60 Index	Short	(163,504,305)	6,057,772
						$(36,920,186)
Global Equity Fund Inc.:
*	08/08	9	TAIEX	Long	$411,465	$7,559
	09/08	13	FIN FUT DJ EURO STOXX 50	Long	685,371	27,217
	09/08	4	TOPIX Index	Long	481,658	(24,960)
	08/08	(40)	S&P CNX NIFTY	Short	(345,520)	(5,665)
**	09/08	(10)	MSCI Russia Index	Short	(313,750)	5,436
***	09/08	(80)	EIS RTS Index	Short	(313,616)	38,032
	09/08	(3)	S&P/TSE 60 Index	Short	(475,764)	20,706
						$68,325

International Equity Fund II:

*	08/08	2,191	TAIEX	Long	$100,168,992	$1,602,178
	08/08	832	CAC40 10 EURO Index	Long	57,150,079	4,477,792
	09/08	426	NIKKEI 225	Long	52,656,335	(2,691,424)
	09/08	26,273	FIN FUT DJ EURO STOXX 50	Long	1,385,134,673	(12,137,153)
	09/08	490	DAX Index	Long	124,712,719	(6,680,003)
	09/08	402	SPI 200	Long	47,054,669	(3,811,071)
	09/08	834	FTSE 100 Index	Long	89,302,684	(8,077,965)
	09/08	1,286	TOPIX Index	Long	154,853,033	(9,091,705)
	08/08	(4,119)	S&P CNX NIFTY	Short	(35,579,922)	(583,381)
**	09/08	(2,366)	MSCI Russia Index	Short	(74,233,250)	286,194
***	09/08	(12,630)	EIS RTS Index	Short	(49,512,126)	6,004,302
	09/08	(240)	FTSE 100 Index	Short	(25,698,614)	(73,925)
	08/08	(1,118)	NIKKEI 225	Short	(74,542,650)	2,510,983
	09/08	(505)	S&P/TSE 60 Index	Short	(80,086,978)	2,885,243
						$(25,379,935)

*	Swap transaction on futures indices for each of the respective Funds with a counterparty of Merrill Lynch.

**	Swap transaction on futures indices for each of the respective Funds with a counterparty of Deutsche Bank.

***	Swap transaction on futures indices for each of the respective Funds with a counterparty of Credit Suisse First Boston.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There have been no changes in the Registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as Exibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Investment Funds

By:	/s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)

Date:	09/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)
Date:	09/29/2008

By:	/s/ Craig M. Giunta
Craig M. Giunta
Chief Financial Officer (Principal Financial Officer)
Date:	09/29/2008